1999 Turner Funds Semiannual Report
(Unaudited)

Portfolios of the TIP Funds and Alpha Select Funds

Turner Large Cap Growth Equity Fund

Turner Growth Equity Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Turner Micro Cap Growth Fund

Turner Short Duration Government Funds-Three Year Portfolio

Turner Short Duration Government Funds-One Year Portfolio

     "The story for the six-month period ended March 31 is one of outperformance by six of our seven stock and bond mutual funds. Even more important, the longer-term record (which is the true measure of investment success) is equally admirable: six of our funds have outperformed since their inceptions. In short, the story of the Turner Funds is one of solid investment success over time. It is a story that should bring cheer to the shareholders who have entrusted us with their assets."


Letter to shareholders, page 2

    Contents


 1  Total returns of Turner Funds

 2  Letter to shareholders

 5  Investment review:
    Turner Large Cap Growth Equity Fund

 7  Investment review:
    Turner Growth Equity Fund

 9  Investment review:
    Turner Midcap Growth Fund

11  Investment review:
    Turner Small Cap Growth Fund

13  Investment review:
    Turner Micro Cap Growth Fund

15  Investment review:
    Turner Short Duration Government
    Funds-Three Year Portfolio

17  Investment review: Turner Short Duration Government Funds-One Year Portfolio

19  Financial statements

48  Fund trustees


Turner Funds

The Turner Funds, Portfolios of both the TIP Funds and Alpha Select Funds, offer a series of seven no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $500.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser to the Turner Funds. The firm, founded in 1990, invests more than $3 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to Turner Funds, Box 419805, Kansas City, Missouri 64141.

Performance

Total returns of Turner Funds*
Periods ending March 31, 1999


                                                 Past six       Past 12         Past three     Past five      Since
                                                 months         months          years          years          inception
                                                                                (annualized)   (annualized)   (annualized)+
Equity
---------------------------------------------------------------------------------------------------------------------------
Turner Large Cap
Growth Equity Fund                               43.87%         41.20%           --             --            40.07%
Lipper Growth Funds Average                      28.23          13.56            --             --            21.32
S&P 500 Index                                    27.34          18.46            --             --            27.56
Russell Top 200 Growth Index                     35.72          33.61            --             --            35.31
---------------------------------------------------------------------------------------------------------------------------
Turner Growth Equity Fund                        35.81          33.02           31.16%         24.71%         20.37
Lipper Capital Appreciation
Funds Average                                    28.71          11.84           15.05          16.49          13.83
S&P 500 Index                                    27.34          18.46           28.08          26.25          20.14
Russell 1000 Growth Index                        34.81          28.11           31.02          25.70          20.80
---------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund                        52.78          34.80            --             --            37.74
Lipper Mid-Cap Funds Average                     23.42           0.24            --             --            13.31
Russell Midcap Growth Index                      30.79           8.90            --             --            18.77
---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund                     32.20           0.32           15.57          26.67          24.99
Lipper Small Cap
Funds Average                                    12.53         (15.48)           8.03          12.11          13.91
Russell 2000 Growth Index                        21.56         (11.04)           5.76          10.76           9.00
---------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund                     45.95          33.52            --             --            40.01
Lipper Micro Cap Funds Average                   21.08         (12.35)           --             --            (6.63)
Russell 2000 Growth Index                        21.56         (11.04)           --             --            (6.75)
---------------------------------------------------------------------------------------------------------------------------

Fixed income
---------------------------------------------------------------------------------------------------------------------------
Turner Short Duration
Government Funds-
Three Year Portfolio                              1.33           6.16            6.45           6.56           6.31
Lipper Short/Intermediate U.S.
Government Funds Average                          0.34           5.33            5.92           5.78           5.38
Lehman Brothers 1-3 Year
U.S. Government Bond Index                        1.38           6.09            6.32           6.19           5.98
---------------------------------------------------------------------------------------------------------------------------
Turner Short Duration
Government Funds-
One Year Portfolio
(Institutional Class)                             2.74           5.92            6.18           6.26           6.18
Lipper Ultra-Short Obligation
Funds Average                                     2.21           5.22            5.60           5.46           5.39
Merrill Lynch Three-Month
U.S. Treasury Bill Index                          2.19           4.98            5.23           5.28           5.25
---------------------------------------------------------------------------------------------------------------------------

* Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ The inception dates for each Turner Fund are as follows: Turner Large Cap Growth Equity Fund, February 1, 1997; Turner Growth Equity Fund, March 11, 1992; Turner Midcap Growth Fund, October 1, 1996; Turner Small Cap Growth Fund, February 7, 1994; Turner Micro Cap Growth Fund, March 1, 1998; Turner Short Duration Government Funds-Three Year Portfolio, March 1, 1994; and Turner Short Duration Government Funds-One Year Portfolio (Institutional Class Shares), March 1, 1994.

                                         TURNER FUNDS 1999 SEMIANNUAL REPORT | 1

Letter to shareholders
-------------------------------------------------------------------------------
To our shareholders

Active management--the traditional investment approach of buying and selling stocks in an effort to continuously capitalize on the best investment opportunities--has acquired a bad name in recent years. One reason: the mutual funds of most active mangers have failed to beat their benchmark on indices. Over the past year, for example, fewer than 20% of actively managed diversified U.S. stock funds beat the S&P 500 Index, according to Lipper Inc. data.

Indeed, much of the allure of index funds--funds that invest by weighting a portfolio to match an index so as to simply replicate its performance--can be attributed to the failure of investment managers to outperform the benchmarks. As a result investors have adopted an if-you-can't-beat-'em, join-'em attitude: why pay extra fees for active management when it's underperforming the simple, more economical alternative of "passive" indexing?

Our story: solid success
Active management can't beat indexing? That's not true for the Turner Funds. The story for the six-month period ended March 31 is one of outperformance by six of our seven stock and bond mutual funds (see table, page 1). Even more important, the longer-term record (which is the true measure of investment success) is equally admirable: six of our funds have outperformed since their inceptions. In short, the story of the Turner Funds is one of solid investment success over time. It is a story that should bring cheer to the shareholders who have entrusted us with their assets.

It's said that the hardest thing about being successful is continuing to be successful. In the future we shall seek to continue succeeding by doing better what we do best: to scrupulously follow our investment disciplines, to refine those disciplines whenever possible, and to capitalize on the ever-changing opportunities in the capital markets. For details on how our funds fared in capitalizing on the opportunities that were presented in the near term, over the past six months, see the Investment review section beginning on page 5. Briefly, here are the results for that time period for each of our funds:

o The Turner Large Cap Growth Equity Fund, benefiting from the market's continued preference for the stocks of large companies that are household names like Microsoft, General Electric, and Pfizer, returned 43.87%. Its margins of outperformance: 16.53 percentage points over the S&P 500 Index and 8.15 percentage points over the Russell Top 200 Growth Index of the biggest of the big growth stocks.

o The Turner Growth Equity Fund gained 35.81%. Its margins of outperformance:
8.47 percentage points over the S&P 500 Index and 1.00 percentage point over the Russell 1000 Growth Index.

o The Turner Midcap Growth Fund had a stellar six months, advancing 52.78%--the best absolute showing of any of our mutual funds. Its margin of outperformance:
21.99 percentage points over the Russell Midcap Growth Index.

o The Turner Small Cap Growth Fund continued to reinforce its status as one of the elite small-cap funds, with a return of 32.20%. Its margin of outperformance: 10.64 percentage points over the Russell 2000 Growth Index.

o The Turner Micro Cap Growth Fund, our newest fund, which opened on March 1, 1998, widened its already sizable performance advantage over the Russell 2000 Growth Index. Micro Cap Growth soared 45.95%. Its margin of outperformance:
24.39 percentage points--the best relative result of any of our mutual funds.

o The Turner Short Duration Government Funds-Three Year Portfolio did a worthy job of coping with rising interest rates and declining bond prices, advancing 1.33%. That return fell just slightly short--0.05 percentage points short, to be precise--of the performance of the fund's benchmark, the Lehman Brothers 1-3 Year U.S. Government Bond Index.

o The Turner Short Duration Government Fund-One Year Portfolio's modest maturity average provided excellent protection from the negative effects of rising rates. The fund's Institutional Class returned 2.74%. Its margin of outperformance:
0.55 percentage points over the Merrill Lynch Three-Month U.S. Treasury Bill Index.

2 | TURNER FUNDS 1999 SEMIANNUAL REPORT

Funds rank high
Altogether, our funds continued to bolster their footholds in the upper reaches of the mutual-fund summit. In light of our organizational mission to provide clients with consistently superior investment returns, we take a singular pride in how our funds rank versus their peers, according to Lipper Inc. (see table, below).

In short, for the longest applicable time spans, all the Turner Funds rank no lower than the top 13th percentile versus their peers, according to the Lipper ratings.

Among other things, our stock funds drew strength from the popularity of growth investing. Beyond that, our funds profited from superior stock selection on our part, which we think is a testament to the effectiveness of our investment process, which employs a blend of quantitative, fundamental, and technical methods. Also, our performance was enhanced by the remarkable strength of the American economy, now in its eighth consecutive year of expansion; American corporations' global profit leadership and surpassing proficiency at production, management, and marketing; and an inflation rate that continues to be markedly below the historical average.

About the stock market's prospects, we think as long as earnings hold up reasonably well (and we think they will generally), this remarkable bull of a

Lipper Inc. performance rankings of mutual funds
Periods ending March 31, 1999

                                                              One            Two            Five            Seven
                                                              year           years          years           years
---------------------------------------------------------------------------------------------------------------------------
Growth Funds
Turner Large Cap Growth Equity Fund
Ranking vs. competitors                                       40/1,022       25/787         --               --
Percentile ranking                                            3              3              --               --
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Funds
Turner Growth Equity Fund
Ranking vs. competitors                                       44/251         24/213         13/99           8/64
Percentile ranking                                            17             11             13              12
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Funds
Turner Midcap Growth Fund
Ranking vs. competitors                                       13/301         3/279          --               --
Percentile ranking                                            3              1
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Funds
Turner Small Cap Growth Fund
Ranking vs. competitors                                       97/664         35/494         1/230           --
Percentile ranking                                            14             7              1               --
---------------------------------------------------------------------------------------------------------------------------
Micro-Cap Funds
Turner Micro Cap Growth Fund
Ranking vs. competitors                                       3/48           --              --               --
Percentile ranking                                            6
---------------------------------------------------------------------------------------------------------------------------
Short-Intermediate U.S. Government Funds
Turner Short Duration Government Funds -
Three Year Portfolio
Ranking vs. competitors                                       9/97           45/88          7/52            --
Percentile ranking                                            9              51             13              --
---------------------------------------------------------------------------------------------------------------------------
Ultra-Short Obligation Funds
Turner Short Duration Government Funds -
One Year Portfolio (Institutional Class)
Ranking vs. competitors                                       3/27           4/25           2/15            --
Percentile ranking                                            11             16             13              --
---------------------------------------------------------------------------------------------------------------------------

Source: Lipper Inc.

                                         TURNER FUNDS 1999 SEMIANNUAL REPORT | 3

Letter to shareholders
-------------------------------------------------------------------------------

market should continue raging. Also, we think the above-average market volatility--a common metaphor for the intensity of market moves recently has been the roller coaster--will continue to be in evidence. We think any corrections (market declines of 10%) will be concentrated and followed by the market regaining its momentum.

Short maturities advantageous
Our bond funds coped admirably with a split personality by the bond market in the past six months. Early in the period the bond market was in the grip of a flight to quality, with Treasury securities being the prime beneficiaries of that trend. Beginning in November, however, a flight to yield prevailed. The premium yields of even highly-rated corporate and mortgage-backed securities that no one wanted earlier were now much prized. That schizophrenia, moreover, was compounded by a significant rise in interest rates. At the end of March, rates at all maturities were 0.14 to 1.06 percentage points higher than they were last October 1. In such an environment, shorter maturities--which are less sensitive to rate changes--are the best investments, and the short average maturities of our two bond mutual funds proved helpful. Also helpful were our high average credit quality and our mix of Treasury, collateralized mortgage-obligation, and asset-backed securities.

Even with their recent rise, interest rates are still relatively low by historical standards. Because we think it will be difficult for interest rates to move significantly lower, we think an investment strategy like ours should fare well over the next six months. With just 0.27 percentage points separating two-year and ten-year rates, we think it makes a great deal of sense to stick with short maturities; our research indicates that the two-year note provides more than 90% of the yield of the 10-year note with less than 50% of the risk.

With the continuing support of our shareholders and staff, we look forward to further success in the months and years ahead. As always, we remain committed to our mission of delivering superior investment returns and service to you. And as always, we welcome your questions or comments.


/s/ Bob Turner
    ----------------
    Robert E. Turner
    Chairman
    TIP Funds and Alpha Select Funds

    April 5, 1999

                                    [PHOTO]
Bob Turner


4 | TURNER FUNDS 1999 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Large Cap Growth Equity Fund


Total return
Six-month period ending March 31, 1999
--------------------------------------------------------------------------------

Turner Large Cap Growth Equity Fund                43.87%
Lipper Growth Funds Average                        28.23
S&P 500 Index                                      27.34
Russell Top 200 Growth Index                       35.72
--------------------------------------------------------------------------------


Like a Sherman tank, large-cap growth stocks continued to bulldoze over anything in their path during the past six months: concerns about corporate profitability, lofty stock-market valuations, rising interest rates, Russia's massive debt default, Asian and Latin American recessions, even the impeachment of President Clinton. As has been the case for the past five years, the Russell Top 200 Growth Index of the biggest stocks powered its way to yet another outsized gain: 35.72%--a return, incredibly, more than three times the size of the historical average gain of large stocks for an entire year. It was the best performance of any general index in any capitalization segment.

The Turner Large Cap Growth Equity Fund (formerly the Turner Ultra Large Cap Growth Fund) did notably better, soaring 43.87%--a performance edge of 8.12 percentage points over the Russell Top 200 Growth and 16.53 percentage points over the broader-based S&P 500 Index.

Large Cap's results by sector were exceptional. Nine of our 10 sector investments outperformed their corresponding Russell Top 200 Growth Index sectors. Strong returns in the technology, consumer-discretionary/services, producer-durables, and utilities/communication sectors accounted for most of the performance premium. Our sole underperforming sector was energy, where we failed to match the strong gains sparked by a rise in oil prices late in the period.

Among individual stocks, our biggest winners (up 70% or more) included EMC and Microsoft in technology; Amgen in health care; America Online, Home Depot, and Wal-Mart Stores in consumer discretionary/services; Applied Materials in producer durables; and MCI WorldCom in utilities/communication.

Over the past six months, the big surprise was the resiliency of large stocks in the face of weaker earnings. We think the big surprise in 1999 may be that corporate America's earnings will be stronger than anticipated. As long as

Growth of a $10,000 Investment in the
Turner Large Cap Growth Equity Fund:
February 1, 1997-March 31, 1999*

                                   [GRAPHIC]

                    In the printed version of the document,
         a line graph appears which depicts the following plot points:



                  Russell Top 200                                                Turner Large Cap Growth
                    Growth Index                        S&P 500 INDEX                 Equity Fund
                  ---------------                       -------------            -----------------------
  Beginning              1.00                               1.00                          1.00
1997
  February               1.00                               1.01                          1.00
  March                  0.95                               0.97                          0.94
  April                  1.02                               1.02                          1.03
  May                    1.09                               1.09                          1.09
  June                   1.14                               1.13                          1.14
  July                   1.24                               1.23                          1.25
  August                 1.15                               1.16                          1.17
  September              1.20                               1.22                          1.23
  October                1.16                               1.18                          1.21
  November               1.22                               1.23                          1.26
  December               1.24                               1.26                          1.29
1998
  January                1.29                               1.27                          1.32
  February               1.38                               1.36                          1.42
  March                  1.44                               1.43                          1.47
  April                  1.46                               1.45                          1.51
  May                    1.42                               1.42                          1.46
  June                   1.53                               1.48                          1.57
  July                   1.53                               1.46                          1.58
  August                 1.32                               1.25                          1.33
  September              1.42                               1.33                          1.44
  October                1.53                               1.44                          1.52
  November               1.65                               1.53                          1.67
  December               1.80                               1.62                          1.87
1999
  January                1.91                               1.68                          2.06
  February               1.83                               1.63                          1.95
  March                  1.92                               1.70                          2.07


*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Large Cap Growth Equity Fund is February 1, 1997.

--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999
-------------------------------------
Past one year             Since inception

41.20%                    40.07%
--------------------------------------------------------------------------------


                                         TURNER FUNDS 1999 SEMIANNUAL REPORT | 5

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Large Cap Growth Equity Fund

interest rates stay relatively low, large-cap companies' earnings and share prices are likely to continue doing well, a judgment based in part on our research of how in the long run the share prices of large companies have tended to correlate inversely with the level of interest rates. And based on our investment disciplines and fundamental analysis of earnings prospects, we find no lack of attractive candidates for investment among the stocks in our universe.

--------------------------------------------------------------------------------
Fund objective
The Turner Large Cap Growth Equity Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations exceeding $10 billion at the time of purchase that Turner believes offer strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell Top 200 Growth Index.

--------------------------------------------------------------------------------
Fund profile
March 31, 1999

o CUSIP #900297508

o Top 10 holdings (1) Microsoft, (2) General Electric, (3) Pfizer, (4) Cisco Systems, (5) Merck, (6) Intel, (7) Procter & Gamble, (8) America Online, (9) Seagram, (10) Johnson & Johnson

o % in 10 largest holdings 43.7%

o Number of holdings 42

o Price/earnings ratio 38.8

o Weighted average market capitalization $139.2 billion

o % of holdings with positive earnings surprises 60.7%

o % of holdings with negative earnings surprises 8.3%

o Assets $8.8 million


                         [MARKET CAPITALIZATION GRAPH]

--------------------------------------------------------------------------------
Sector weightings:
neutral to Russell Top 200 Growth Index

neutral to Russell Top 200 Growth Index

32.6% Technology
22.1% Health Care
15.7% Consumer discretionary/services
12.2% Consumer staples
6.6% Financial services
4.2% Utilities/communication
3.3% Producer durables
1.2% Materials/processing


Portfolio managers

[PHOTO]

John F. Hammerschmidt has served as the lead product manager of the Large Cap Growth Equity Fund since its inception in 1997. John joined Turner in 1992. Previously he was vice president of government securities trading with S. G. Warburg. He holds a bachelor's degree from Lehigh University and an MBA degree from Duke University.

[PHOTO]

Robert E. Turner, founder, chairman, and chief investment officer of Turner Investment Partners, serves as a comanager of the Large Cap Growth Equity Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[PHOTO]

Mark D. Turner, president of Turner Investment Partners, serves as a comanager of the Large Cap Growth Equity Fund. Mark joined Turner when it was founded in 1990. He previously served as vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree from Bradley University and an MBA degree from the University of Illinois.

6 | TURNER FUNDS 1999 SEMIANNUAL REPORT

Turner Growth Equity Fund

Total return
Six-month period ending March 31, 1999
---------------------------------------------------------

Turner Growth Equity Fund                          35.81%
Lipper Capital Appreciation Funds Average          28.71
S&P 500 Index                                      27.34
Russell 1000 Growth Index                          34.81
---------------------------------------------------------


Excellent stock selection and an overweighting in strong-performing big stocks powered the Turner Growth Equity Fund to a 35.81% return in the past six months. That result outperformed both the large growth stocks in the Russell 1000 Growth Index by 1.00 percentage point and the diverse range of large stocks in the S&P 500 Index by 8.47 percentage points.

Six of Growth Equity's 10 sector investments outperformed their corresponding Russell 1000 Growth Index sectors. (In our sector-neutral approach that's a distinguishing aspect of our growth-stock investment process, the weighting of our combined investments in each sector closely matches the weighting of the analogous sector in the index.) Investments in the technology, consumer-discretionary/services, producer-durables, and utilities/communication sectors provided the lion's share of Growth Equity's margin of outperformance. Our sector-neutral approach also helped performance late in the quarter, enabling us to exploit a rally in cyclical stocks that many growth managers may have missed out on. Our energy investments lagged and lost money.

Our weighted average market capitalization rose markedly since last September, an increase due partly to the continued robust appreciation in share prices of the large stocks we owned. Indeed, some of our biggest winners, with returns exceeding 30%, included such behemoths as Cisco Systems, EMC, Intel, IBM, Microsoft, Network Appliance, Sun Microsystems, and Yahoo! in technology; Amgen in health care; Amazon.com, America Online, Best Buy, Gap, Home Depot, Time Warner, and Wal-Mart Stores in consumer discretionary/services; Walgreen in consumer staples; Corning in materials/processing; Applied Materials, KLA-Tencor, and Teradyne in producer durables; Firstar in financial services; and MCI WorldCom and Qwest Communications in utilities/communication.

Growth of a $10,000 investment in the
Turner Growth Equity Fund:
April 1, 1992-March 31, 1999*

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:


                                             RUSSELL 1000         TURNER GROWTH
                       S&P 500 INDEX         GROWTH INDEX          EQUITY FUND
                       -------------         ------------         -------------
  Beginning                1.00                  1.00                 1.00
1992
  April                    1.03                  1.01                 1.00
  May                      1.03                  1.01                 1.02
  June                     1.02                  0.99                 0.98
  July                     1.06                  1.03                 1.02
  August                   1.04                  1.02                 0.99
  September                1.05                  1.03                 1.01
  October                  1.06                  1.05                 1.03
  November                 1.09                  1.09                 1.09
  December                 1.11                  1.10                 1.12
1993
  January                  1.11                  1.09                 1.13
  February                 1.13                  1.07                 1.13
  March                    1.15                  1.10                 1.16
  April                    1.12                  1.05                 1.13
  May                      1.15                  1.09                 1.17
  June                     1.16                  1.08                 1.18
  July                     1.15                  1.06                 1.20
  August                   1.20                  1.10                 1.25
  September                1.19                  1.09                 1.27
  October                  1.21                  1.12                 1.31
  November                 1.20                  1.12                 1.27
  December                 1.22                  1.14                 1.29
1994
  January                  1.26                  1.16                 1.31
  February                 1.22                  1.14                 1.29
  March                    1.17                  1.09                 1.21
  April                    1.18                  1.09                 1.22
  May                      1.20                  1.11                 1.20
  June                     1.17                  1.08                 1.16
  July                     1.21                  1.11                 1.19
  August                   1.26                  1.17                 1.25
  September                1.23                  1.16                 1.24



          Wednesday, April 01, 1992 through Wednesday, March 31, 1999
                             Growth of a Unit Value

                                             RUSSELL 1000         TURNER GROWTH
                       S&P 500 INDEX         GROWTH INDEX          EQUITY FUND
                       -------------         ------------         -------------
  October                  1.26                  1.19                 1.25
  November                 1.21                  1.15                 1.19
  December                 1.23                  1.17                 1.20
1995
  January                  1.26                  1.19                 1.20
  February                 1.31                  1.24                 1.24
  March                    1.35                  1.28                 1.26
  April                    1.39                  1.31                 1.28
  May                      1.45                  1.35                 1.31
  June                     1.48                  1.40                 1.36
  July                     1.53                  1.46                 1.44
  August                   1.53                  1.46                 1.44
  September                1.60                  1.53                 1.49
  October                  1.59                  1.53                 1.52
  November                 1.66                  1.59                 1.58
  December                 1.69                  1.60                 1.56
1996
  January                  1.75                  1.65                 1.58
  February                 1.77                  1.68                 1.60
  March                    1.79                  1.69                 1.62
  April                    1.81                  1.73                 1.70
  May                      1.86                  1.79                 1.77
  June                     1.87                  1.79                 1.77
  July                     1.78                  1.69                 1.62
  August                   1.82                  1.73                 1.69
  September                1.92                  1.86                 1.83
  October                  1.98                  1.87                 1.82
  November                 2.13                  2.01                 1.93
  December                 2.09                  1.97                 1.86
1997
  January                  2.22                  2.11                 2.00
  February                 2.24                  2.09                 1.94
  March                    2.14                  1.98                 1.81
  April                    2.27                  2.11                 1.89


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Growth Equity Fund is March 11, 1992. Returns are calculated from the first full month following the fund's inception date.


--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999
--------------------------------------------
Past one         Past three         Past five          Since
year             years              years              inception

33.02%           31.16%             24.71%             20.37%
--------------------------------------------------------------------------------

                                         TURNER FUNDS 1999 SEMIANNUAL REPORT | 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Growth Equity Fund

Also contributing to Growth Equity's results was our avoidance of stocks that declined sharply, such as Rite-Aid, which we sold as it came under growing technical pressure in early March. Subsequently the stock was pounded when the company reported disappointing fourth-quarter earnings. Our use of a broad range of quantitative, fundamental, and technical indicators and our nimbleness in eliminating individual positions is especially useful now, as the market remains volatile and punishes the stocks of companies with earnings problems.

-------------------------------------------------------------------------------
Fund objective

The Turner Growth Equity Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks that, in Turner's opinion, have strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell 1000 Growth Index.

-------------------------------------------------------------------------------
Fund profile
March 31, 1999

o Ticker symbol TRGEX

o CUSIP #900297102

o Top 10 holdings (1) Microsoft, (2) General Electric, (3) Cisco Systems, (4) Merck, (5) Intel, (6) Pfizer, (7) America Online, (8) Procter & Gamble, (9) Johnson & Johnson, (10) Wal-Mart Stores

o % in 10 largest holdings 34.4%

o Number of holdings 86

o Price/earnings ratio 37.0

o Weighted average market capitalization $115.9 billion

o % of holdings with positive earnings surprises 65.0%

o % of holdings with negative earnings surprises 6.5%

o Assets $138.0 million

--------------------------------------------------------------------------------
Sector weightings:

neutral to Russell 1000 Growth Index

[GRAPH]

30.5% Technology
20.1% Health care
18.8% Consumer discretionary/services
10.8% Consumer staples
 8.2% Financial services
 3.8% Producer durables
 3.8% Utilities/communication
 2.0% Materials/processing
 0.8% Energy
 0.5% Auto/transportation

--------------------------------------------------------------------------------
Portfolio managers

[PHOTO]

Robert E. Turner, founder, chairman, and chief investment officer of Turner Investment Partners, has served as the lead product manager of the Growth Equity Fund since its inception in 1992. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[PHOTO]

John F. Hammerschmidt serves as a comanager of the Growth Equity Fund. John joined Turner in 1992. Previously he was vice president of government securities trading with S. G. Warburg. He holds a bachelor's degree from Lehigh University and an MBA degree from Duke University.

[PHOTO]

Mark D. Turner, president of Turner Investment Partners, serves as a comanager of the Growth Equity Fund. Mark joined Turner when it was founded in 1990. He previously served as vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree from Bradley University and an MBA degree from the University of Illinois.

8 | TURNER FUNDS 1999 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Turner Midcap Growth Fund

Total return
Six-month period ending March 31, 1999
--------------------------------------------------------------------------------

Turner Midcap Growth Fund                          52.78%
Lipper Mid-Cap Funds Average                       23.42
Russell Midcap Growth Index                        30.79
--------------------------------------------------------------------------------

Since its inception in 1996, the Turner Midcap Growth Fund has always scored high in Lipper's performance rankings for mid-cap mutual funds. True to form, Midcap Growth's 52.78% return for the past six months ranked in the fourth Lipper percentile. In relative terms, the return outdistanced the Russell Midcap Growth Index's performance by 21.99 percentage points.

Midcap Growth's results were achieved against a strong backdrop for mid-cap growth stocks. In the past six months, with little fanfare, mid-cap growth stocks have staged a rally comparing favorably with that of their much-hyped siblings, large-cap stocks. Indeed, the Russell Midcap Growth Index actually outperformed the S&P 500 Index. In our judgment, the Russell index's recent surge is just further corroboration of the risk/reward benefits that mid-cap stocks have dispensed over eight decades: high return potential, ample liquidity, and relatively moderate volatility.

Much of Midcap Growth's performance advantage in the past six months can be traced to returns exceeding 80% in three sectors that have spearheaded the latest rally: technology, utilities/communication, and consumer discretionary/services. Overall, our stock selection was good, with seven of our 10 sector investments beating their corresponding Russell Midcap Growth Index sectors.

Investments in various sectors related in some way to the Internet were especially strong: At Home, Broadcom, eBay, Intuit, RealNetworks, and Xilinx in technology; Amazon.com, DoubleClick, and Lycos in consumer discretionary/services; Charles Schwab in financial services; and Global Crossing in utilities/communication. What's more, we avoided huge losses in any of our holdings, an ability we consider critical to investment success. We were dissatisfied by our subpar relative returns in energy, autos/transportation, and financial services.


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:


Growth of a $10,000 investment in the
Turner Midcap Growth Fund:
October 1, 1996-March 31, 1999*


                               RUSSELL MIDCAP                    TURNER MIDCAP
                                 GROWTH FUND                      GROWTH FUND
                               --------------                    -------------
  Beginning                        1.00                               1.00
1996
  October                          0.99                               1.01
  November                         1.05                               1.06
  December                         1.03                               1.03
1997
  January                          1.07                               1.10
  Februry                          1.05                               1.05
  March                            0.99                               0.99
  April                            1.02                               1.02
  May                              1.11                               1.14
  June                             1.14                               1.18
  July                             1.25                               1.33
  August                           1.23                               1.34
  September                        1.30                               1.44
  October                          1.23                               1.40
  November                         1.24                               1.42
  December                         1.26                               1.45
1998
  January                          1.24                               1.43
  February                         1.35                               1.55
  March                            1.41                               1.65
  April                            1.43                               1.69
  May                              1.37                               1.60
  June                             1.41                               1.75
  July                             1.35                               1.65
  August                           1.09                               1.32
  September                        1.17                               1.46
  October                          1.26                               1.49
  November                         1.35                               1.61
  December                         1.49                               1.84
1999
  January                          1.53                               2.03
  February                         1.46                               1.94
  March                            1.54                               2.22


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worht more or less than their original costs. The inception date of the Turner Midcap Growth Fund is October 1, 1996.

--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999
--------------------------------------------------
Past one year                   Since inception
  34.80%                            37.74%
--------------------------------------------------------------------------------

                                         TURNER FUNDS 1999 SEMIANNUAL REPORT | 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Midcap Growth Fund

In our judgment, our holdings still offer enticing return potential, based on their considerable past and prospective earnings power. For instance, over the past five years, the companies we own have increased their earnings per share at an annualized 21.2%, versus the S&P 500 stocks' 16.8% rate. For the rest of 1999, we think a particularly fertile field for investment will be companies that provide products and services for improving Internet commerce and increasing the bandwidth (the amount of data that can be accommodated in a fixed amount of time) of electronic systems ranging from computers to digital telephone networks.


--------------------------------------------------------------------------------
Fund objective
The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations between $1 billion and $8 billion at the time of purchase that Turner believes offer strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.


--------------------------------------------------------------------------------
Fund profile
March 31, 1999

o  Ticker symbol TMGFX
o  CUSIP #900297409
o Top 10 holdings (1) Charles Schwab, (2) Omnicom Group, (3) Amazon.com, (4) Providian Financial, (5) Yahoo!, (6) Bausch & Lomb, (7) Capital One Financial, (8) U.S. Foodservice, (9) VISX, (10) Network Solutions
o  % in 10 largest holdings 13.3%
o  Number of holdings 109
o  Price/earnings ratio 35.5
o  Weighted average market capitalization $7.5 billion
o  % of holdings with positive earnings surprises 65.1%
o  % of holdings with negative earnings surprises 10.9%
o  Assets $60.3 million

--------------------------------------------------------------------------------
Sector weightings:

neutral to Russell Midcap Growth Index

[GRAPH]

27.4% Consumer discretionary/services
20.6% Technology
13.0% Financial services
12.2% Health care
 5.7% Producer durables
 5.0% Materials/processing
 4.9% Consumer staples
 2.4% Energy
 2.3% Utilities/communication
 1.9% Autos/transportation

--------------------------------------------------------------------------------
Portfolio managers

[PHOTO]

Christopher K. McHugh has served as the lead product manager of the Midcap Growth Fund since its inception in 1996. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St.
Joseph's University.

[PHOTO]

William C. McVail serves as a comanager of the Midcap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

[PHOTO]

Robert E. Turner, founder, chairman, and chief investment officer of Turner Investment Partners, serves as a comanager of the Midcap Growth Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

10 | TURNER FUNDS 1999 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Turner Small Cap Growth Fund


Total return
Six-month period ending March 31, 1999
--------------------------------------------------------------------------------

Turner Small Cap Growth Fund                       32.20%
Lipper Small Cap Funds Average                     12.53
Russell 2000 Growth Index                          21.56
--------------------------------------------------------------------------------

The Turner Small Cap Growth Fund reinforced its #1 Lipper five-year ranking among 230 small-cap funds by returning 32.20% in the past six months. In the process, Small Cap Growth outperformed the Russell 2000 Growth Index by 10.64 percentage points.

Small Cap Growth's edge was due mainly to solid stock selection (six of 10 sector investments outperformed) and perceptive technical analysis (which enabled us to generally avoid the severe losses that pitted the small-cap landscape). As was the case with most of our stock mutual funds, Small Cap Growth's biggest contributions to performance came from its two biggest sector positions, technology and consumer discretionary/services, which have a combined weighting of about 46% and generated returns of more than 60% in aggregate. Our more modest utilities/communication holdings also registered a 60%-plus return. Consumer-staples and energy investments were a significant drag on results.

Among our best-performing stocks, certain common themes were apparent: the pervasive influence of the Internet on the nation's business life; technology-inspired increases in productivity; the accelerating convergence of telecommunications, computer, and television technologies; and growth in consumer spending. Profitable investments reflecting those themes included Concentric Network, Geotel Communications, Macromedia, Metromedia Fiber Network, MIPS Technologies, Network Solutions, New Era of Networks, QLogic, and RF Micro Devices in technology; American Eagle Outfitters, CNET, DoubleClick, Exodus Communications, TMP Worldwide, and Williams-Sonoma in consumer discretionary/services; Dycom Industries in materials/processing; Novellus Systems in producer durables; Knight/Trimark Group in financial services; and Adelphia Communications, Nextlink Communications, and RCN in utilities/communication.



                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:



Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:
March 1, 1994-March 31, 1999*



                                     RUSSELL 2000            TURNER SMALL CAP
                                     GROWTH INDEX              GROWTH FUND
                                     ------------            ----------------




  Beginning                              1.00                     1.00
1994
  March                                  0.94                     0.95
  April                                  0.94                     0.96
  May                                    0.92                     0.94
  June                                   0.88                     0.91
  July                                   0.89                     0.94
  August                                 0.96                     1.00
  September                              0.96                     1.03
  October                                0.97                     1.07
  November                               0.93                     1.03
  December                               0.95                     1.08
1995
  January                                0.94                     1.05
  February                               0.98                     1.10
  March                                  1.01                     1.16
  April                                  1.02                     1.19
  May                                    1.04                     1.22
  June                                   1.11                     1.34
  July                                   1.19                     1.51
  August                                 1.21                     1.52
  September                              1.23                     1.58
  October                                1.17                     1.58
  November                               1.22                     1.74
  December                               1.25                     1.81
1996
  January                                1.24                     1.80
  February                               1.30                     1.88
  March                                  1.32                     2.00
  April                                  1.42                     2.28
  May                                    1.50                     2.45
  June                                   1.40                     2.35
  July                                   1.23                     2.09
  August                                 1.32                     2.26
  September                              1.39                     2.41
  October                                1.33                     2.31
  November                               1.37                     2.35
  December                               1.39                     2.33
1997
  January                                1.43                     2.36
  Februry                                1.34                     2.17
  March                                  1.25                     1.94
  April                                  1.23                     1.96
  May                                    1.42                     2.26
  June                                   1.46                     2.41
  July                                   1.54                     2.60
  August                                 1.59                     2.62
  September                              1.71                     2.81
  October                                1.61                     2.65
  November                               1.57                     2.59
  December                               1.57                     2.68
1998
  January                                1.55                     2.66
  February                               1.69                     2.89
  March                                  1.76                     3.08
  April                                  1.77                     3.11
  May                                    1.64                     2.89
  June                                   1.66                     3.09
  July                                   1.52                     2.81
  August                                 1.17                     2.13
  September                              1.29                     2.34
  October                                1.35                     2.36
  November                               1.46                     2.59
  December                               1.59                     2.90
1999
  January                                1.66                     3.07
  February                               1.51                     2.75
  March                                  1.56                     3.09


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Small Cap Growth Fund is February 7, 1994. Returns are calculated from the first full month following the fund's inception date.


--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999
--------------------------------------------------------------------
Past one         Past three        Past five         Since
year             years             years             inception

0.32%            15.57%            26.67%            24.99%
--------------------------------------------------------------------------------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Small Cap Growth Fund

Although small-cap stocks' performance has picked up in recent months, their much-anticipated outperformance over other asset classes has yet to materialize. When that period of outperformance will begin is at best a subject for informed conjecture, but we do think that when it does begin, it will be fostered by a sustained cycle of superior earnings growth by small-cap companies. Interestingly, the potential catalyst is in place: the earnings prospects of small stocks markedly exceed those of larger stocks, according to the consensus of Wall Street analysts. What's more, small caps' growth potential can be purchased at a discount: the Russell 2000 Index's average price/earnings ratio, based on trailing 12-month earnings, is 38% lower than that of the large-cap S&P 500 Index.


--------------------------------------------------------------------------------
Fund objective

The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations at the time of purchase not exceeding $2 billion that Turner believes offer strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.


--------------------------------------------------------------------------------
Fund profile
March 31, 1999

o Ticker symbol TSCEX

o CUSIP #900297300

o Top 10 holdings (1) MIPS Technologies, (2) Exodus Communications, (3) Visual Networks, (4) TMP Worldwide, (5) Multex.com, (6) Smurfit-Stone Container, (7) DoubleClick, (8) Patterson Dental, (9) The BISYS Group, (10) Profit Recovery Group

o % in 10 largest holdings 13.3%

o Number of holdings 132

o Price/earnings ratio 21.8

o Weighted average market capitalization $1.5 billion

o % of holdings with positive earnings surprises 64.9%

o % of holdings with negative earnings surprises 10.1%

o Assets $196.0 million


                         [MARKET CAPITALIZATION GRAPH]

--------------------------------------------------------------------------------
Sector weightings:

neutral to Russell 2000 Growth Index

[GRAPH]

23.3% Technology
22.6% Consumer discretionary/services
15.2% Financial services
12.6% Health care
 7.4% Producer durables
 6.0% Utilities/communication
 5.6% Materials/processing
 2.3% Energy
 2.2% Autos/transportation
 1.1% Consumer staples

--------------------------------------------------------------------------------
Portfolio managers

[PHOTO]

William C. McVail serves as the lead product manager of the Small Cap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

[PHOTO]

Frank L. Sustersic serves as a comanager of the Small Cap Growth Fund. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.

[PHOTO]

Christopher K. McHugh serves as a comanager of the Small Cap Growth Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

12 | TURNER FUNDS 1999 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Turner Micro Cap Growth Fund

Total return
Six-month period ending March 31, 1999
--------------------------------------------------------------------------------

Turner Micro Cap Growth Fund                       45.95%
Lipper Micro Cap Funds Average                     21.08
Russell 2000 Growth Index                          21.56
--------------------------------------------------------------------------------

In December, Morningstar named the Turner Micro Cap Growth Fund one of the 10 best-performing new mutual funds of 1998, from a universe of 189 funds started during the year. Over the past six months Micro Cap Growth continued to build on its strong initial achievements, delivering a 45.95% return that represented an outperformance of 24.39 percentage points over the Russell 2000 Growth Index. Since its March 1, 1998, inception, Micro Cap Growth has gained an annualized 40.01%--46.76 percentage points above the index's negative return.

For the most recent six months, Micro Cap Growth's superior results can be attributed mainly to these factors:

One, elevated returns in its three biggest sector positions: consumer discretionary/services, technology, and health care, which altogether accounted for 67% of holdings. In a sector that recorded a barely positive return in the index, our materials/processing investments were up 40%, adding significant value to our performance as well.

Two, our growth-investing style remained in favor. By and large the market was driven by fundamentals: the stocks that did best had the best earnings and the best earnings prospects--in short, growth stocks. The preference for growth stocks was such during the period that the Russell 2000 Growth Index outperformed its value counterpart by 3.28 percentage points.




                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:



Growth of a $10,000 investment in the
Turner Micro Cap Growth Fund:
March 1, 1998-March 31, 1999*


                                     RUSSELL 2000            TURNER MICRO CAP
                                     GROWTH INDEX              GROWTH FUND
                                     ------------            ----------------


  Beginning                              1.00                       1.00
1998
  March                                  1.04                       1.08
  April                                  1.05                       1.14
  May                                    0.97                       1.11
  June                                   0.98                       1.14
  July                                   0.90                       1.12
  August                                 0.69                       0.89
  September                              0.76                       0.99
  October                                0.80                       1.00
  November                               0.86                       1.17
  December                               0.94                       1.39
1999
  January                                0.99                       1.47
  February                               0.90                       1.43
  March                                  0.93                       1.44

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Micro Cap Growth Fund is March 1, 1998.


--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999
--------------------------------------------
Past one year             Since inception

33.52%                    40.01%
--------------------------------------------------------------------------------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Micro Cap Growth Fund


And three, excellent outcomes in our largest positions in individual stocks--the stocks in which we had the greatest confidence in their performance. We seek to emphasize the stocks of companies doing business in very specific, profitable niches they can dominate, and our most lucrative individual holdings are in fact succeeding by dominating their niches. To cite several examples in the consumer-discretionary/services and health-care sectors: Shop at Home, which sells consumer products through interactive TV programs transmitted via satellite; K-Swiss, which has produced a strong brand image and demand for its athletic shoes and a series of positive earnings surprises in an industry encountering sagging profits; and Laser Vision Centers, which performs outpatient laser surgery to correct vision problems.

We remain enthused about the return potential of our holdings. Perhaps most significantly, the companies we own have growth rates exceeding the forward price/earnings ratios of their shares--a price/earnings multiple-to-growth-rate ratio of 0.66, evidence of compelling return potential, in our judgment.

--------------------------------------------------------------------------------
Fund objective

The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks that, in Turner's opinion, have strong earnings growth potential and market capitalizations not exceeding $500 million at the time of purchase. The fund's economic-sector weightings stay within a range that's not more than 50% above or below the sector weightings of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
Fund profile
March 31, 1999

o CUSIP #872524301

o Top 10 holdings (1) Creditrust, (2) Summit Technologies, (3) Advance Paradigm, (4) Photon Dynamics, (5) Forward Air, (6) SoftNet Systems, (7) Rock Financial, (8) D&K Healthcare Resources, (9) Laser Vision Centers, (10) Gaylord Container

o % in 10 largest holdings 16.6%

o Number of holdings 115

o Price/earnings ratio 24.0

o Weighted average market capitalization $260 million

o % of holdings with positive earnings surprises 38.9%

o % of holdings with negative earnings surprises 6.0%

o Assets $6.1 million

[GRAPH]

--------------------------------------------------------------------------------
Sector weightings:

resemble Russell 2000 Growth Index

28.2% Consumer discretionary/services
21.8% Technology
16.9% Health care
 8.0% Financial services
 6.3% Materials/processing
 4.5% Utilities/communication
 4.4% Producer durables
 4.3% Autos/transportation
 2.2% Consumer staples
 2.0% Energy
--------------------------------------------------------------------------------
Portfolio managers

[PHOTO]

Frank L. Sustersic has served as the lead product manager of the Micro Cap Growth Fund since its inception in 1998. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.

[PHOTO]

William C. McVail serves as the comanager of the Micro Cap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

[PHOTO]

Christopher J. Perry serves as the comanager of the Micro Cap Growth Fund. Chris joined Turner in 1998 after serving as a research analyst at the Pennsylvania Merchant Group. A Chartered Financial Analyst, he earned a bachelor's degree at Villanova University and an MBA degree at Drexel University.


14 | TURNER FUNDS 1999 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Turner Short Duration Government Funds-
Three Year Portfolio


Total return
Six-month period ending March 31, 1999
--------------------------------------------------------------------------------

Turner Short Duration Government
Funds-Three Year Portfolio                          1.33%
Lipper Short/Intermediate
U.S. Government Funds Average                       0.34
Lehman Brothers 1-3 Year
U.S. Government Bond Index                          1.38
--------------------------------------------------------------------------------

Despite rising interest rates and declining bond prices at all maturities, the Turner Short Duration Government Funds-Three Year Portfolio produced a positive return of 1.33% in the past six months. However, the Three Year Portfolio slightly underperformed its benchmark, the Lehman Brothers 1-3 Year U.S. Government Bond Index, by 0.05 percentage points.

The Three Year Portfolio's modest shortfall can be attributed to two factors:

One, it had a substantial weighting in Treasury securities, the worst-performing sector in the investment-grade market. After embracing the safety of Treasuries last fall in the wake of Russia's massive debt default and Asia's economic crises, investors reversed course; they concluded that the worst was probably over for foreign economies, so riskier bonds that offered markedly higher yields were now more attractive and the safety (and modest yields) of Treasuries were now less attractive. As a result, demand for Treasuries slackened, and their prices fell sharply.

And two, its average duration (its interest-rate sensitivity) was slightly longer than that of the index. With rates rising, we would have more effectively protected the prices of our holdings had we set our duration shorter. As a rule we are conservative in our duration policies; we limit interest-rate risk by setting our fixed-income funds' average durations moderately close to those of the indexes--a maximum range of 20% above or below the index. Although our duration was well within the high end of the range, in this case we would have been better served with an even more conservative positioning.


Growth of a $10,000 investment in the
Turner Short Duration Government Funds-Three Year Portfolio:
March 1, 1994-March 31, 1999*


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:


           Tuesday, March 01, 1994 through Wednesday, March 31, 1999
                             Growth of a Unit Value

                     Lehman
                    1-3 Year                       Turner
                    Government                   Three Year
                    Bond Index                    Portfolio
                    ----------                   ----------
Beginning             1.00                         1.00
1994
  March               0.99                         1.01
  April               1.00                         1.01
  May                 1.00                         1.01
  June                1.00                         1.01
  July                1.01                         1.02
  August              1.01                         1.03
  September           1.01                         1.03
  October             1.01                         1.03
  November            1.01                         1.03
  December            1.01                         1.04
1995
  January             1.02                         1.05
  February            1.03                         1.06
  March               1.04                         1.07
  April               1.04                         1.08
  May                 1.06                         1.10
  June                1.06                         1.10
  July                1.07                         1.11
  August              1.08                         1.12
  September           1.08                         1.12
  October             1.09                         1.13
  November            1.09                         1.14
  December            1.10                         1.15
1996
  January             1.11                         1.16
  February            1.11                         1.17
  March               1.11                         1.17
  April               1.11                         1.17
  May                 1.11                         1.17
  June                1.11                         1.18
  July                1.12                         1.19
  August              1.12                         1.19
  September           1.13                         1.22
  October             1.14                         1.22
  November            1.15                         1.23
  December            1.15                         1.23
1997
  January             1.15                         1.23
  February            1.16                         1.24
  March               1.15                         1.24
  April               1.16                         1.25
  May                 1.17                         1.25
  June                1.17                         1.26
  July                1.19                         1.28
  August              1.19                         1.28
  September           1.19                         1.29
  October             1.20                         1.30
  November            1.20                         1.30
  December            1.21                         1.31
1998
  January             1.22                         1.32
  February            1.22                         1.32
  March               1.22                         1.33
  April               1.22                         1.34
  May                 1.23                         1.34
  June                1.24                         1.35
  July                1.24                         1.36
  August              1.25                         1.37
  September           1.26                         1.39
  October             1.27                         1.40
  November            1.27                         1.40
  December            1.27                         1.40
1999
  January             1.29                         1.41
  February            1.29                         1.42
  March               1.29                         1.43

(C) Frank Russell Company

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Short Duration Government Funds-Three Year Portfolio is March 1, 1994.


--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999
---------------------------------------------------------------------
Past one         Past three           Past five        Since
year             years                years            inception

6.16%            6.45%                6.56%            6.31%
--------------------------------------------------------------------------------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Short Duration Government Funds-
Three Year Portfolio


On the plus side, our substantial position in mortgage-backed securities did well (mortgages were the best- performing investment-grade sector). Our commercial mortgage-backed holdings received a boost when that class of securities was added to the Lehman Brothers Aggregate Bond Index in the first quarter.

In light of the potential risks posed by the conflict between Serbia and Kosovo and the narrowing of yield spreads, we are adding to our position in Treasuries; they tend to outperform when spreads are narrow (as is the case now) or in times of international turmoil.

--------------------------------------------------------------------------------
Fund objective

The Turner Short Duration Government Funds-Three Year Portfolio seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a three-year Treasury note.


--------------------------------------------------------------------------------
Fund profile
March 31, 1999

o  Ticker symbol TSDGX

o  CUSIP #872524202

o Top 10 holdings (1) U.S. Treasury Notes, 5.50%, 05/31/00, (2) U.S. Treasury Notes, 6.25%, 06/30/02, (3) U.S. Treasury Notes, 5.00%, 02/28/01, (4) FNCI,
   6.00%, 01/01/19, (5) CWHL, 7.50%, 1997-2 A11, 04/25/27, (6) Federal Home Loan
   Mortgage Corporation, 9.50%, 161 F, 06/15/06, (7) Federal Home Loan Mortgage Corporation - Gold, 6.00%, 04/19/99, (8) U.S. Treasury Notes, 5.75%, 10/31/00, (9) Contimortgage Home Equity Loan Trust Series 1996-2, A5, 04/15/11, (10) Structured Asset Securities Corporation, Variable Coupon, 10/30/07

o  Number of holdings 27

o  Average effective duration 1.8 years

o  Average maturity 2.5 years

o  Average yield to maturity 5.29%

o  Average credit quality Agency

o  Convexity (0.18)

o  Assets $18.8 million

--------------------------------------------------------------------------------

Sector weightings:

[GRAPH]

47.5% Treasury securities
44.1% Mortgage-backed securities
 4.8% Asset-backed securities
 2.9% Agency securities
 0.7% Other
--------------------------------------------------------------------------------
Portfolio managers

[PHOTO]

James I. Midanek, fixed-income chief investment officer, has served as manager of the Short Duration Funds-Three Year Portfolio since inception. Jim joined Turner in 1998, upon our acquisition of Solon Asset Management, which he cofounded. Previously he was chief investment officer, fixed income with Montgomery Asset Management. He holds a bachelor's degree from Queens College.

[PHOTO]

Kathy Dull, senior portfolio manager/security analyst, joined the firm in 1997. She earned a bachelor's degree at Miami University, Oxford, Ohio. Previously Kathy was an assistant to the fixed-income portfolio manager at Montgomery Asset Management.

[PHOTO]

Robb J. Parlanti, senior portfolio manager/security analyst, joined Turner in 1993. A Chartered Financial Analyst, he received a bachelor's degree at Wake Forest University. Robb formerly was an assistant vice president/portfolio manager at PNC Bank.


16 | TURNER FUNDS 1999 SEMIANNUAL REPORT

Turner Short Duration Government Funds-
One Year Portfolio


Total return
Six-month period ending March 31, 1999
--------------------------------------------------------------------------------

Turner Short Duration Government
Funds-One Year Portfolio
(Institutional Class)                               2.74%
Lipper Ultra-Short Obligation Funds Average         2.21
Merrill Lynch Three-Month
U.S. Treasury Bill Index                            2.19
--------------------------------------------------------------------------------

In general, when interest rates rise, shorter maturities are best at protecting fixed-income principal. For the Turner Short Duration Government Funds-One Year Portfolio, that proved to be the case in the past six months, a time in which any security with a maturity of five years or longer lost money. (Indeed, the peril of investing in long bonds was readily apparent during this time, as the 30-year Treasury was down 8.33%.) In contrast, the One Year Portfolio's Institutional Class did an excellent job of protecting principal, earning a 2.74% return and outperforming the Merrill Lynch Three-Month U.S. Treasury Bill Index by an impressive differential, 0.55 percentage points.

Traditionally, a prime benefit of the One Year Portfolio has been that it offers a significantly higher yield than a money-market investment does and only incrementally higher risk; a one-year security, for instance, has rarely recorded a negative annual return. The average duration of the One Year Portfolio now is very short (and very protective): 0.4 years. Yet its yield to maturity of 5.07% represents a not-inconsiderable premium of 57 basis points over a six-month Treasury bill.

That yield premium and conservative maturity structure were the primary reasons for the One Year Portfolio's outperformance. In general, our security selection was commendable, and we took profits in certain collateralized mortgage obligations, part of a sector, mortgage-backed securities, that outperformed all others in the investment-grade market. A sizable number of our mortgage holdings are discount mortgages (securities selling below their redemption value), which we think offer attractive total-return potential.


Growth of a $10,000 investment in the
Turner Short Duration Government Funds-One Year Portfolio (Institutional Class):
March 1, 1994-March 31, 1999*


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:


           Tuesday, March 01, 1994 through Wednesday, March 31, 1999
                             Growth of a Unit Value


                   Merrill Lynch                  Turner
                    Three-Month                  One Year
                   Treasury Index                Portfolio
                   --------------                ----------
Beginning             1.00                         1.00
1994
  March               1.00                         1.00
  April               1.01                         1.01
  May                 1.01                         1.01
  June                1.01                         1.01
  July                1.02                         1.02
  August              1.02                         1.02
  September           1.03                         1.02
  October             1.03                         1.03
  November            1.03                         1.03
  December            1.04                         1.04
1995
  January             1.04                         1.05
  February            1.05                         1.05
  March               1.05                         1.06
  April               1.06                         1.06
  May                 1.06                         1.07
  June                1.07                         1.08
  July                1.07                         1.08
  August              1.08                         1.09
  September           1.08                         1.09
  October             1.09                         1.10
  November            1.09                         1.11
  December            1.10                         1.12
1996
  January             1.10                         1.12
  February            1.11                         1.13
  March               1.11                         1.13
  April               1.12                         1.14
  May                 1.12                         1.14
  June                1.13                         1.15
  July                1.13                         1.16
  August              1.14                         1.16
  September           1.14                         1.17
  October             1.15                         1.18
  November            1.15                         1.18
  December            1.16                         1.19
1997
  January             1.16                         1.19
  February            1.17                         1.20
  March               1.17                         1.20
  April               1.18                         1.21
  May                 1.18                         1.22
  June                1.19                         1.22
  July                1.19                         1.23
  August              1.20                         1.24
  September           1.20                         1.24
  October             1.21                         1.25
  November            1.21                         1.26
  December            1.22                         1.26
1998
  January             1.22                         1.27
  February            1.23                         1.28
  March               1.23                         1.28
  April               1.24                         1.29
  May                 1.25                         1.29
  June                1.25                         1.30
  July                1.26                         1.30
  August              1.26                         1.31
  September           1.27                         1.32
  October             1.27                         1.32
  November            1.28                         1.33
  December            1.28                         1.34
1999
  January             1.29                         1.34
  February            1.29                         1.35
  March               1.30                         1.36

(C) Frank Russell Company

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Short Duration Government Funds-One Year Portfolio (Institutional Class) is March 1, 1994.

--------------------------------------------------------------------------------
Annualized total returns
Periods ending March 31, 1999

Past one         Past three           Past five        Since
year             years                years            inception

5.92%            6.18%                6.26%            6.18%
--------------------------------------------------------------------------------


                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 17

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Turner Short Duration Government Funds-
One Year Portfolio


Also, we think six-month maturities offer an attractive premium to an inflation rate that's the lowest in decades. So we are seeking to augment our positions at the shortest end of the yield curve, in the money markets; about 80% of our current investments have a maturity of one year or less. Also, although we currently have almost equal weightings in Treasuries and mortgages, we plan to add more Treasuries in coming months; in our analysis, Treasuries offer a favorable risk/reward tradeoff now: zero credit risk and relatively competitive yields, a combination that we think should do well in the months ahead, especially if military actions in Yugoslavia intensify.


--------------------------------------------------------------------------------
Fund objective

The Turner Short Duration Government Funds-One Year Portfolio seeks to produce maximum total return consistent with preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury bill.


--------------------------------------------------------------------------------
Fund profile
March 31, 1999

o  CUSIP #872524103 (Institutional Class)
o  Top 10 holdings (1) U.S. Treasury Note, 5.625%, 11/30/99, (2) FHLMC, 9.50%,
   161F, 06/15/06, (3) FHLMC, 4.80%, 04/14/99, (4) FHLMC, 4.816%, 04/01/99, (5)
   GNMA, 6.125%, #8297, (6) U.S. Treasury Note, 5.75%, 10/31/00, (7) GNMA,
   6.875%, #8489, (8) FHLMC, 4.80%, 04/01/99, (9) NationsBank Credit Card Master
   Trust, 1996 Class A, (10) FHLMC, 4.84%, 04/06/99
o  Number of holdings 20
o  Average effective duration 0.4 years
o  Average maturity 0.5 years
o  Average yield to maturity 5.07%
o  Average credit quality Agency
o  Convexity 0
o  Assets $1.2 million

                             [CREDIT QUALITY GRAPH]



--------------------------------------------------------------------------------
Sector weightings:

28.6% Mortgage-backed securities
26.9% Treasury securities
12.6% Asset-backed securities
31.9% Other

--------------------------------------------------------------------------------
Portfolio managers

[PHOTO]

James I. Midanek, fixed-income chief investment officer, has served as manager of the Short Duration Funds-One Year Portfolio since inception. Jim joined Turner in 1998, upon our acquisition of Solon Asset Management, which he cofounded. Previously he was chief investment officer, fixed income with Montgomery Asset Management. He holds a bachelor's degree from Queens College.

[PHOTO]

Kathy Dull, senior portfolio manager/security analyst, joined the firm in 1997. She earned a bachelor's degree at Miami University, Oxford, Ohio. Previously Kathy was an assistant to the fixed-income portfolio manager at Montgomery Asset Management.

[PHOTO]

Robb J. Parlanti, senior portfolio manager/security analyst, joined Turner in 1993. A Chartered Financial Analyst, he received a bachelor's degree at Wake Forest University. Robb formerly was an assistant vice president/portfolio manager at PNC Bank.


18 | TURNER FUNDS 1999 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------
Statement of net assets
Turner Large Cap Growth Equity Fund
March 31, 1999

                                                                        Value
                                                     Shares             (000)
--------------------------------------------------------------------------------
Common stocks--97.5%
--------------------------------------------------------------------------------
Aircraft--1.0%
--------------------------------------------------------------------------------
Allied Signal                                          1,850          $      91
                                                                      ---------
Total Aircraft                                                               91
                                                                      ---------

--------------------------------------------------------------------------------
Beauty products--4.9%
--------------------------------------------------------------------------------
Gillette                                               2,050                122
Procter & Gamble                                       3,145                308
                                                                      ---------
Total Beauty products                                                       430
                                                                      ---------

--------------------------------------------------------------------------------
Broadcasting, newspapers, and advertising--3.3%
--------------------------------------------------------------------------------
AT&T Corp-Liberty Media, Cl A*                         2,400                126
Fox Entertainment Group, Cl A*                         6,165                167
                                                                      ---------
Total Broadcasting, newspapers,
   and advertising                                                          293
                                                                      ---------

--------------------------------------------------------------------------------
Communications equipment--3.3%
--------------------------------------------------------------------------------
Northern Telecom Ltd                                   1,700                106
Tellabs*                                               1,900                186
                                                                      ---------
Total Communications equipment                                              292
                                                                      ---------

--------------------------------------------------------------------------------
Computers and services--18.5%
--------------------------------------------------------------------------------
America Online*                                        2,090                305
Cisco Systems*                                         4,022                441
EMC*                                                   1,500                192
Microsoft*                                             6,270                562
Sun Microsystems*                                      1,045                131
                                                                      ---------
Total Computers and services                                              1,631
                                                                      ---------

--------------------------------------------------------------------------------
Drugs--16.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                    3,665                172
Eli Lilly                                              2,455                208
Merck                                                  4,595                368
Pfizer                                                 3,350                465
Schering Plough                                        4,020                222
                                                                      ---------
Total Drugs                                                               1,435
                                                                      ---------

--------------------------------------------------------------------------------
Electronics--2.8%
--------------------------------------------------------------------------------
Motorola                                               3,400                249
                                                                      ---------
Total Electronics                                                           249
                                                                      ---------



                                                                      Value
                                                    Shares            (000)
--------------------------------------------------------------------------------
Entertainment--2.8%
--------------------------------------------------------------------------------
Time Warner                                            1,210          $      86
Walt Disney                                            5,100                159
                                                                      ---------
Total Entertainment                                                         245
                                                                      ---------

--------------------------------------------------------------------------------
Financial services--6.6%
--------------------------------------------------------------------------------
American Express                                         700                 82
Citigroup                                              2,080                133
Household International                                3,470                158
Morgan Stanley, Dean Witter,
    Discover & Company                                 2,100                210
                                                                      ---------
Total Financial services                                                    583
                                                                      ---------

--------------------------------------------------------------------------------
Food, beverage, and tobacco--6.0%
--------------------------------------------------------------------------------
Coca-Cola Company                                        675                 41
Coca-Cola Enterprises                                  2,440                 74
PepsiCo                                                3,780                148
Seagram                                                5,350                268
                                                                      ---------
Total Food, beverage, and tobacco                                           531
                                                                      ---------

--------------------------------------------------------------------------------
Household products--6.0%
--------------------------------------------------------------------------------
General Electric                                       4,800                531
                                                                      ---------
Total Household products                                                    531
                                                                      ---------

--------------------------------------------------------------------------------
Machinery--2.3%
--------------------------------------------------------------------------------
Applied Materials*                                     3,290                203
                                                                      ---------
Total Machinery                                                             203
                                                                      ---------

--------------------------------------------------------------------------------
Medical products and services--2.8%
--------------------------------------------------------------------------------
Amgen*                                                 2,130                159
Medtronic                                              1,180                 85
                                                                      ---------
Total Medical products and services                                         244
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous consumer products--3.0%
--------------------------------------------------------------------------------
Johnson & Johnson                                      2,855                268
                                                                      ---------
Total Miscellaneous consumer products                                       268
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous manufacturing--1.1%
--------------------------------------------------------------------------------
Tyco International Limited                             1,410                101
                                                                      ---------
Total Miscellaneous manufacturing                                           101
                                                                      ---------

--------------------------------------------------------------------------------
Retail--7.3%
--------------------------------------------------------------------------------
Home Depot                                             2,893                180
Safeway*                                               2,018                104
Wal-Mart Stores                                        2,575                237
Walgreen                                               4,540                128
                                                                      ---------
Total Retail                                                                649
                                                                      ---------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of net assets
Turner Large Cap Growth Equity Fund


                                                 Shares/face           Value
                                                amount (000)           (000)
--------------------------------------------------------------------------------
Semiconductors/instruments--5.4%
--------------------------------------------------------------------------------
Intel                                                  2,930          $     348
Texas Instruments                                      1,280                127
                                                                      ---------
Total Semiconductors/instruments                                            475
                                                                      ---------

--------------------------------------------------------------------------------
Telephones and telecommunication--4.2%
--------------------------------------------------------------------------------
AT&T                                                   1,365                109
MCI WorldCom*                                          2,950                261
                                                                      ---------
Total Telephones and
    telecommunication                                                       370
                                                                      ---------

--------------------------------------------------------------------------------
Total Common stocks (cost $7,549)                                         8,621
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase agreement--1.1%
--------------------------------------------------------------------------------
Morgan Stanley, 4.50%, dated 03/31/99,
  matures 4/01/99, repurchase price
  $95,461 (collateralized by U.S. Treasury
  Note, par value $230,657, 7.75%,
  02/15/01, market value $249,450)                       $95                 95

--------------------------------------------------------------------------------
Total Repurchase agreement
    (cost $95)                                                               95
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total investments--98.6%
    (cost $7,644)                                                         8,716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other assets and liabilities, net: 1.4%                                     121
--------------------------------------------------------------------------------

Net assets:
Portfolio shares (unlimited authorization
    --no par value) based on 464,695
    outstanding shares of beneficial interest                             6,652
Accumulated net investment loss                                             (12)
Accumulated net realized
    gain on investments                                                   1,125
Net unrealized appreciation
    on investments                                                        1,072

--------------------------------------------------------------------------------
Total net assets--100.0%                                                 $8,837
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share                                           $19.02
--------------------------------------------------------------------------------

*Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.




Statement of net assets
Turner Growth Equity Fund
March 31, 1999
                                                                         Value
                                                     Shares              (000)
--------------------------------------------------------------------------------
Common stocks--99.4%
--------------------------------------------------------------------------------
Aircraft--1.1%
--------------------------------------------------------------------------------
Allied Signal                                         29,770          $   1,464
                                                                      ---------
Total Aircraft                                                            1,464
                                                                      ---------

--------------------------------------------------------------------------------
Automotive--0.5%
--------------------------------------------------------------------------------
Ford Motor                                            11,270                640
                                                                      ---------
Total Automotive                                                            640
                                                                      ---------

--------------------------------------------------------------------------------
Banks--1.4%
--------------------------------------------------------------------------------
BankAmerica                                            9,420                665
Chase Manhattan                                        7,620                620
Firstar                                                7,660                686
                                                                      ---------
Total Banks                                                               1,971
                                                                      ---------

--------------------------------------------------------------------------------
Beauty products--3.9%
--------------------------------------------------------------------------------
Gillette                                              29,090              1,729
Procter & Gamble                                      37,280              3,651
                                                                      ---------
Total Beauty products                                                     5,380
                                                                      ---------

--------------------------------------------------------------------------------
Broadcasting, newspapers, and advertising--3.3%
--------------------------------------------------------------------------------
AT&T Corp-Liberty Media, Cl A*                        19,090              1,005
Cox Communications, Cl A*                              9,990                755
Fox Entertainment Group, Cl A*                        23,500                637
Omnicom Group                                         10,670                853
Outdoor Systems*                                      20,480                614
Young & Rubicam*                                      17,060                695
                                                                      ---------
Total Broadcasting, newspapers,
    and advertising                                                       4,559
                                                                      ---------

--------------------------------------------------------------------------------
Communications equipment--2.5%
--------------------------------------------------------------------------------
Northern Telecom Ltd                                  17,380              1,080
Tellabs*                                              24,520              2,397
                                                                      ---------
Total Communications equipment                                            3,477
                                                                      ---------

--------------------------------------------------------------------------------
Computers and services--15.7%
--------------------------------------------------------------------------------
America Online*                                       25,560              3,732
Cisco Systems*                                        45,920              5,031
EMC*                                                  21,980              2,808
Microsoft*                                            80,020              7,172
Sun Microsystems*                                     12,730              1,592
Teradyne*                                             13,040                711
Yahoo*                                                 3,970                668
                                                                      ---------
Total Computers and services                                             21,714
                                                                      ---------


20 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------



                                                                          Value
                                                     Shares               (000)
--------------------------------------------------------------------------------
Drugs--14.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                   47,780            $ 2,237
American Home Products                                36,590              2,387
Cardinal Health                                       17,700              1,168
Eli Lilly                                             21,160              1,796
Merck                                                 62,390              5,003
Pfizer                                                33,760              4,684
Schering Plough                                       44,810              2,479
                                                                      ---------
Total Drugs                                                              19,754
                                                                      ---------

--------------------------------------------------------------------------------
Electronics--3.6%
--------------------------------------------------------------------------------
General Motors, Cl H*                                 13,890                701
LSI Logic*                                            23,340                728
Motorola                                              32,020              2,345
Xilinx*                                               27,600              1,120
                                                                      ---------
Total Electronics                                                         4,894
                                                                      ---------

--------------------------------------------------------------------------------
Entertainment--2.7%
--------------------------------------------------------------------------------
Time Warner                                           26,320              1,870
Walt Disney                                           59,220              1,843
                                                                      ---------
Total Entertainment                                                       3,713
                                                                      ---------

--------------------------------------------------------------------------------
Financial services--5.5%
--------------------------------------------------------------------------------
American Express                                      11,210              1,317
Associates First Capital                              13,150                592
Charles Schwab                                        11,380              1,094
Citigroup                                             11,650                744
Fannie Mae                                            15,350              1,063
Freddie Mac                                           18,270              1,044
Household International                               16,000                730
Providian Financial                                    9,360              1,030
                                                                      ---------
Total Financial services                                                  7,614
                                                                      ---------

--------------------------------------------------------------------------------
Food, beverage, and tobacco--4.6%
--------------------------------------------------------------------------------
Anheuser Busch                                        13,440              1,024
Coca-Cola Company                                     27,780              1,705
Pepsi Bottling Group*                                 29,400                638
PepsiCo                                               49,270              1,931
Seagram                                               20,590              1,029
                                                                      ---------
Total Food, beverage, and tobacco                                         6,327
                                                                      ---------

--------------------------------------------------------------------------------
Gas/natural gas--0.8%
--------------------------------------------------------------------------------
Enron                                                 16,660              1,070
                                                                      ---------
Total Gas/natural gas                                                     1,070
                                                                      ---------



                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Glass products--0.5%
--------------------------------------------------------------------------------
Corning                                               11,650          $     699
                                                                      ---------
Total Glass products                                                        699
                                                                      ---------

--------------------------------------------------------------------------------
Household products--5.0%
--------------------------------------------------------------------------------
General Electric                                      62,690              6,935
                                                                      ---------
Total Household products                                                  6,935
                                                                      ---------

--------------------------------------------------------------------------------
Insurance--0.8%
--------------------------------------------------------------------------------
American International Group                           8,450              1,019
                                                                      ---------
Total Insurance                                                           1,019
                                                                      ---------

--------------------------------------------------------------------------------
Machinery--1.2%
--------------------------------------------------------------------------------
Applied Materials*                                    27,170              1,676
                                                                      ---------
Total Machinery                                                           1,676
                                                                      ---------

--------------------------------------------------------------------------------
Medical products and services--3.2%
--------------------------------------------------------------------------------
Amgen*                                                31,870              2,386
Bausch & Lomb                                         10,530                684
Guidant*                                              22,670              1,372
                                                                      ---------
Total Medical products and services                                       4,442
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous business services--3.3%
--------------------------------------------------------------------------------
At Home, Cl A*                                         5,100                803
Automatic Data Processing                             17,040                705
BMC Software*                                         18,830                698
Ebay*                                                  4,160                571
Network Solutions, Cl A*                               5,920                626
Novell*                                               44,220              1,114
                                                                      ---------
Total Miscellaneous business services                                     4,517
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous consumer products--3.5%
--------------------------------------------------------------------------------
Clorox                                                11,300              1,324
Johnson & Johnson                                     37,330              3,497
                                                                      ---------
Total Miscellaneous consumer products                                     4,821
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous manufacturing--1.5%
--------------------------------------------------------------------------------
Tyco International Limited                            28,780              2,065
                                                                      ---------
Total Miscellaneous manufacturing                                         2,065
                                                                      ---------

--------------------------------------------------------------------------------
Retail--12.0%
--------------------------------------------------------------------------------
Amazon.com*                                            3,740                644
American Stores                                       29,120                961
Best Buy*                                             14,060                731
Costco*                                               11,410              1,045
Dayton Hudson                                         14,790                985


                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of net assets
Turner Growth Equity Fund
                                                                          Value
                                                      Shares              (000)
--------------------------------------------------------------------------------
Gap                                                   15,670            $ 1,055
Home Depot                                            34,040              2,119
Lowe's                                                16,550              1,001
McDonald's                                            23,170              1,050
Safeway*                                              34,710              1,781
TJX                                                   19,520                664
Tricon Global Restaurants*                            10,150                713
Wal-Mart Stores                                       31,980              2,948
Walgreen                                              31,920                902
                                                                      ---------
Total Retail                                                             16,599
                                                                      ---------

--------------------------------------------------------------------------------
Semiconductors/instruments--4.7%
--------------------------------------------------------------------------------
Intel                                                 40,540              4,819
KLA-Tencor*                                           15,260                741
Texas Instruments                                      9,480                941
                                                                      ---------
Total Semiconductors/instruments                                          6,501
                                                                      ---------

--------------------------------------------------------------------------------
Telephones and telecommunication--3.8%
--------------------------------------------------------------------------------
AT&T                                                  15,056              1,202
MCI WorldCom*                                         24,960              2,211
Metromedia Fiber Network, Cl A*                       13,680                709
Qwest Communications
    International*                                    15,800              1,139
                                                                      ---------
Total Telephones and telecommunication                                    5,261
                                                                      ---------

--------------------------------------------------------------------------------
Total Common stocks (cost $111,654)                                     137,112
--------------------------------------------------------------------------------



                                                 Shares/face              Value
                                                amount (000)              (000)
--------------------------------------------------------------------------------
Repurchase agreement--0.5%
--------------------------------------------------------------------------------
Morgan Stanley, 4.95%, dated 03/31/99,
  matures 4/01/98, repurchase price
  $741,670 (collateralized by U.S.
  Treasury Note, par value $739,335,
  5.625%, matures 10/31/99,
  market value $760,212)                                $742               $742

--------------------------------------------------------------------------------
Total Repurchase agreement
    (cost $742)                                                             742
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total investments--99.9%
    (cost $112,396)                                                     137,854
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other assets and liabilities, net: 0.1%                                     147
--------------------------------------------------------------------------------

Net assets:
Portfolio shares (unlimited authorization
    --no par value) based on 8,841,515
    outstanding shares of beneficial interest                            90,670
Accumulated net investment loss                                            (238)
Accumulated net realized
    gain on investments                                                  22,111
Net unrealized appreciation
    on investments                                                       25,458

--------------------------------------------------------------------------------
Total net assets--100.0%                                               $138,001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share                                           $15.61
--------------------------------------------------------------------------------

*Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.


22 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------
Statement of net assets
Turner Midcap Growth Fund
March 31, 1999

                                                                          Value
                                                      Shares              (000)
--------------------------------------------------------------------------------
Common stocks--90.7%
--------------------------------------------------------------------------------
Air transportation--1.8%
--------------------------------------------------------------------------------
Delta Air Lines                                       10,070          $     700
US Airways Group*                                      7,530                368
                                                                      ---------
Total Air transportation                                                  1,068
                                                                      ---------

--------------------------------------------------------------------------------
Apparel/textiles--0.8%
--------------------------------------------------------------------------------
Tommy Hilfiger*                                        7,340                506
                                                                      ---------
Total Apparel/textiles                                                      506
                                                                      ---------

--------------------------------------------------------------------------------
Banks--3.3%
--------------------------------------------------------------------------------
Firstar                                                6,090                545
North Fork Bancorporation                             18,650                394
Northern Trust                                         5,860                520
Zions Bancorp                                          8,255                549
                                                                      ---------
Total Banks                                                               2,008
                                                                      ---------

--------------------------------------------------------------------------------
Broadcasting, newspapers, and advertising--5.7%
--------------------------------------------------------------------------------
Cablevision Systems, Cl A*                             5,750                426
Harte-Hanks                                           15,000                412
Omnicom Group                                         10,610                848
Outdoor Systems*                                      23,421                703
TMP Worldwide*                                         7,400                480
Young & Rubicam*                                      13,540                552
                                                                      ---------
Total Broadcasting,
    newspapers, and advertising                                           3,421
                                                                      ---------

--------------------------------------------------------------------------------
Car rental--0.7%
--------------------------------------------------------------------------------
Hertz, Cl A                                            7,700                412
                                                                      ---------
Total Car rental                                                            412
                                                                      ---------

--------------------------------------------------------------------------------
Computers and services--6.4%
--------------------------------------------------------------------------------
Jabil Circuit*                                         9,240                374
Network Appliance*                                    10,200                516
New Era of Networks*                                   5,280                358
SunGard Data Systems*                                  6,050                242
Teradyne*                                             12,340                673
Veritas Software*                                      6,440                520
Visual Networks*                                      10,710                400
Yahoo*                                                 4,570                769
                                                                      ---------
Total Computers and services                                              3,852
                                                                      ---------

                                                                        Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Drugs--2.6%
--------------------------------------------------------------------------------
Biogen*                                                4,750           $    543
Cardinal Health                                        7,470                493
Forest Laboratories*                                   9,310                525
                                                                      ---------
Total Drugs                                                               1,561
                                                                      ---------

--------------------------------------------------------------------------------
Electronics--2.3%
--------------------------------------------------------------------------------
General Motors, Cl H*                                  7,510                379
LSI Logic*                                            14,090                439
Xilinx*                                               13,440                545
                                                                      ---------
Total Electronics                                                         1,363
                                                                      ---------

--------------------------------------------------------------------------------
Financial services--5.1%
--------------------------------------------------------------------------------
Bear Stearns                                           8,500                380
Capital One Financial                                  4,810                726
Charles Schwab                                        12,560              1,207
Providian Financial                                    7,030                773
                                                                      ---------
Total Financial services                                                  3,086
                                                                      ---------

--------------------------------------------------------------------------------
Food, beverage, and tobacco--1.5%
--------------------------------------------------------------------------------
Adolph Coors, Cl B                                    11,680                631
Pepsi Bottling Group*                                 12,390                269
                                                                      ---------
Total Food, beverage, and tobacco                                           900
                                                                      ---------

--------------------------------------------------------------------------------
Glass products--1.1%
--------------------------------------------------------------------------------
Corning                                               11,380                683
                                                                      ---------
Total Glass products                                                        683
                                                                      ---------

--------------------------------------------------------------------------------
Household furniture and fixtures--0.5%
--------------------------------------------------------------------------------
Ethan Allen Interiors                                  6,510                271
                                                                      ---------
Total Household furniture and fixtures                                      271
                                                                      ---------

--------------------------------------------------------------------------------
Insurance--0.9%
--------------------------------------------------------------------------------
Jefferson Pilot                                        7,860                532
                                                                      ---------
Total Insurance                                                             532
                                                                      ---------

--------------------------------------------------------------------------------
Lumber and wood products--0.8%
--------------------------------------------------------------------------------
Georgia-Pacific Group                                  6,790                504
                                                                      ---------
Total Lumber and wood products                                              504
                                                                      ---------

--------------------------------------------------------------------------------
Machinery--0.9%
--------------------------------------------------------------------------------
Baker Hughes                                          22,000                535
                                                                      ---------
Total Machinery                                                             535
                                                                      ---------

--------------------------------------------------------------------------------
Measuring devices--0.9%
--------------------------------------------------------------------------------
Waters*                                                4,870                512
                                                                      ---------
Total Measuring devices                                                     512
                                                                      ---------


                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of net assets
Turner Midcap Growth Fund

                                                                         Value
                                                     Shares              (000)
--------------------------------------------------------------------------------
Medical products and services--6.7%
--------------------------------------------------------------------------------
Allergan                                               6,350           $    558
Bausch & Lomb                                         11,400                741
Biomet*                                               10,440                438
C.R. Bard                                              7,530                380
Guidant*                                              11,490                695
Patterson Dental*                                     12,200                528
Visx*                                                  6,550                705
                                                                      ---------
Total Medical products and services                                       4,045
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous business services--16.8%
--------------------------------------------------------------------------------
At Home, Cl A*                                         4,200                661
Bisys Group*                                           6,245                351
BMC Software*                                          7,160                265
Ceridian*                                              9,060                331
CMG Information Services *                             1,970                361
CSG Systems International*                            15,230                601
Doubleclick*                                           3,830                697
Ebay*                                                  2,820                387
E*Trade Group*                                         6,650                388
Exodus Communications*                                 4,590                617
Fiserv*                                                9,830                527
Ims Health                                            12,450                412
InfoSpace.com*                                         4,490                398
Intuit*                                                3,860                393
iVillage*                                              4,640                466
Lycos*                                                 7,570                651
Network Solutions, Cl A*                               6,650                703
Novell*                                               16,230                409
Peregrine Systems*                                    14,320                481
Priceline.com*                                         5,740                476
RealNetworks*                                          4,460                545
                                                                      ---------
Total Miscellaneous business services                                    10,120
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous consumer products--2.0%
--------------------------------------------------------------------------------
Clorox                                                 4,420                518
Dial                                                  20,000                687
                                                                      ---------
Total Miscellaneous consumer products                                     1,205
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous manufacturing--0.6%
--------------------------------------------------------------------------------
Ecolab                                                10,580                376
                                                                      ---------
Total Miscellaneous manufacturing                                           376
                                                                      ---------

--------------------------------------------------------------------------------
Paper and paper products--1.0%
--------------------------------------------------------------------------------
Smurfit-Stone Container*                              32,450                627
                                                                      ---------
Total Paper and paper products                                              627
                                                                      ---------


                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Petroleum and fuel products--0.6%
--------------------------------------------------------------------------------
Anadarko Petroleum                                     9,890           $    373
                                                                      ---------
Total Petroleum and fuel products                                           373
                                                                      ---------

--------------------------------------------------------------------------------
Petroleum refining--0.7%
--------------------------------------------------------------------------------
Valero Energy                                         17,697                440
                                                                      ---------
Total Petroleum refining                                                    440
                                                                      ---------

--------------------------------------------------------------------------------
Retail--13.7%
--------------------------------------------------------------------------------
Abercrombie & Fitch, Cl A*                             5,435                500
Amazon.com*                                            4,700                809
American Eagle Outfitters*                             5,830                418
AnnTaylor Stores*                                     12,370                547
Bed Bath & Beyond*                                    16,390                598
Best Buy*                                             13,050                679
Brinker International*                                25,310                653
Circuit City Stores                                    6,860                526
Dollar Tree Stores*                                    7,681                238
Linens N Things*                                      11,470                520
Office Depot*                                         13,990                515
Outback Steakhouse*                                   12,085                396
Papa John's International*                             8,540                377
Staples*                                              18,370                604
Tiffany & Company                                      6,990                522
Tricon Global Restaurants*                             5,520                388
                                                                      ---------
Total Retail                                                              8,290
                                                                      ---------

--------------------------------------------------------------------------------
Rubber and plastic--0.6%
--------------------------------------------------------------------------------
Sealed Air*                                            7,865                387
                                                                      ---------
Total Rubber and plastic                                                    387
                                                                      ---------

--------------------------------------------------------------------------------
Semiconductors/instruments--6.5%
--------------------------------------------------------------------------------
E-Tek Dynamics*                                       16,560                594
KLA-Tencor*                                            8,460                411
Lam Research*                                          8,680                252
Mips Technologies*                                     9,710                592
Novellus Systems*                                      8,190                451
PMC-Sierra*                                            5,940                423
QLogic*                                                4,820                324
RF Micro Devices*                                      5,010                479
Vitesse Semiconductor*                                 8,090                410
                                                                      ---------
Total Semiconductors/instruments                                          3,936
                                                                      ---------

--------------------------------------------------------------------------------
Steel and steel works--0.5%
--------------------------------------------------------------------------------
AK Steel Holding                                      13,960                315
                                                                      ---------
Total Steel and steel works                                                 315
                                                                      ---------

--------------------------------------------------------------------------------
Telephones and telecommunication--2.9%
--------------------------------------------------------------------------------
Covad Communications Group*                            4,020                264


24 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                 Shares/face             Value
                                                amount (000)             (000)
--------------------------------------------------------------------------------
Geotel Communications*                                 9,450          $     434
Level 3 Communications*                                3,900                284
Metromedia Fiber Network, Cl A*                        7,840                406
Qwest Communications
    International*                                     4,740                342
                                                                      ---------
Total Telephones and telecommunication                                    1,730
                                                                      ---------

--------------------------------------------------------------------------------
Testing laboratories--0.9%
--------------------------------------------------------------------------------
Medimmune*                                             9,100                539
                                                                      ---------
Total Testing laboratories                                                  539
                                                                      ---------

--------------------------------------------------------------------------------
Wholesale--1.9%
--------------------------------------------------------------------------------
Amerisource Health*                                   12,440                425
US Foodservice*                                       15,330                713
                                                                      ---------
Total Wholesale                                                           1,138
                                                                      ---------

--------------------------------------------------------------------------------
Total Common stocks (cost $43,924)                                       54,735
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase agreement--9.0%
--------------------------------------------------------------------------------
 J.P. Morgan 4.95%, dated 03/31/99,
    matures 04/01/99, repurchase price
    $5,410,857 (collateralized by
    GNMA, par value $5,522,502,
    6.50%, matures 02/15/29, market
    value $5,519,075)                                 $5,411              5,411

--------------------------------------------------------------------------------
Total Repurchase agreement
    (cost $5,411)                                                         5,411
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total investments--99.7%
    (cost $49,335)                                                       60,146
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other assets and liabilities, net: 0.3%                                     163
--------------------------------------------------------------------------------

Net assets:
Portfolio shares (unlimited authorization
    --no par value) based on 2,846,350
    outstanding shares of beneficial interest                            45,689
Accumulated net investment loss                                            (105)
Accumulated net realized
    gain on investments                                                   3,914
Net unrealized appreciation
    on investments                                                       10,811

--------------------------------------------------------------------------------
Total net assets--100.0%                                                $60,309
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share                                           $21.19
--------------------------------------------------------------------------------

*Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.


Statement of net assets
Turner Small Cap Growth Fund
March 31, 1999

                                                                          Value
                                                      Shares              (000)
--------------------------------------------------------------------------------
Common stocks--98.6%
--------------------------------------------------------------------------------
Air transportation--1.3%
--------------------------------------------------------------------------------
Atlas Air*                                            58,290            $ 1,679
Skywest                                               30,900                892
                                                                      ---------
Total Air transportation                                                  2,571
                                                                      ---------

--------------------------------------------------------------------------------
Apparel/textiles--0.4%
--------------------------------------------------------------------------------
Mohawk Industries*                                    27,270                818
                                                                      ---------
Total Apparel/textiles                                                      818
                                                                      ---------

--------------------------------------------------------------------------------
Automotive--0.8%
--------------------------------------------------------------------------------
Avis Rent A Car*                                      53,580              1,483
                                                                      ---------
Total Automotive                                                          1,483
                                                                      ---------

--------------------------------------------------------------------------------
Banks--2.9%
--------------------------------------------------------------------------------
Astoria Financial                                     28,890              1,444
City National                                         50,840              1,570
Golden State Bancorp*                                 62,480              1,390
Hubco                                                 40,350              1,354
                                                                      ---------
Total Banks                                                               5,758
                                                                      ---------

--------------------------------------------------------------------------------
Broadcasting, newspapers, and advertising--3.3%
--------------------------------------------------------------------------------
Adelphia Communications, Cl A*                        33,020              2,080
Antec*                                                43,400                933
Lamar Advertising*                                    24,390                828
TMP Worldwide*                                        39,600              2,567
                                                                      ---------
Total Broadcasting, newspapers,
  and advertising                                                         6,408
                                                                      ---------

--------------------------------------------------------------------------------
Building and construction--1.0%
--------------------------------------------------------------------------------
Jacobs Engineering Group*                             48,230              1,902
                                                                      ---------
Total Building and construction                                           1,902
                                                                      ---------

--------------------------------------------------------------------------------
Communications equipment--1.2%
--------------------------------------------------------------------------------
Concord Communications*                               27,100              1,545
Polycom*                                              38,820                728
                                                                      ---------
Total Communications equipment                                            2,273
                                                                      ---------

--------------------------------------------------------------------------------
Computers and services--5.4%
--------------------------------------------------------------------------------
Advantage Learning Systems*                           38,740              1,203
Network Appliance*                                    32,240              1,632
New Era of Networks*                                  19,270              1,305
Powerwave Technologies*                               50,040              1,420
Sandisk*                                              42,870              1,136

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          Value
                                                      Shares              (000)
--------------------------------------------------------------------------------
TSI International Software*                           27,110            $ 1,323
Visual Networks*                                      70,360              2,630
                                                                      ---------
Total Computers and services                                             10,649
                                                                      ---------

--------------------------------------------------------------------------------
Consumer products--0.8%
--------------------------------------------------------------------------------
Ferro                                                 61,210              1,515
                                                                      ---------
Total Consumer products                                                   1,515
                                                                      ---------

--------------------------------------------------------------------------------
Drugs--1.8%
--------------------------------------------------------------------------------
Alpharma, Cl A                                        40,760              1,600
Jones Pharmaceuticals                                 54,110              1,880
                                                                      ---------
Total Drugs                                                               3,480
                                                                      ---------

--------------------------------------------------------------------------------
Electronics--0.5%
--------------------------------------------------------------------------------
Electro Scientific Industries*                        21,500              1,000
                                                                      ---------
Total Electronics                                                         1,000
                                                                      ---------

--------------------------------------------------------------------------------
Environmental services--0.6%
--------------------------------------------------------------------------------
Calpine*                                              30,900              1,126
                                                                      ---------
Total Environmental services                                              1,126
                                                                      ---------

--------------------------------------------------------------------------------
Financial services--3.1%
--------------------------------------------------------------------------------
CMAC Investment                                       21,780                849
Knight/Trimark Group, Cl A*                           22,790              1,527
Legg Mason                                            31,880              1,074
Metris                                                28,870              1,166
NCO Group*                                            40,590              1,502
                                                                      ---------
Total Financial services                                                  6,118
                                                                      ---------

--------------------------------------------------------------------------------
Food, beverage, and tobacco--1.1%
--------------------------------------------------------------------------------
Aurora Foods*                                         56,980                933
Suiza Foods*                                          33,990              1,145
                                                                      ---------
Total Food, beverage, and tobacco                                         2,078
                                                                      ---------

--------------------------------------------------------------------------------
Insurance--2.9%
--------------------------------------------------------------------------------
Annuity & Life Re Holdings                            40,200                920
 Financial Security
    Assurance Holdings                                29,640              1,471
Mutual Risk Management                                55,750              2,132
Reinsurance Group of America                          27,795              1,183
                                                                      ---------
Total Insurance                                                           5,706
                                                                      ---------




                                                       Value
                                                      Shares              (000)
--------------------------------------------------------------------------------
Machinery--1.4%
--------------------------------------------------------------------------------
Brooks Automation*                                    45,480            $ 1,018
SPX                                                   32,660              1,647
                                                                      ---------
Total Machinery                                                           2,665
                                                                      ---------

--------------------------------------------------------------------------------
Measuring devices--1.5%
--------------------------------------------------------------------------------
Advanced Energy Industries*                           54,040              1,273
Mettler-Toledo International*                         70,330              1,741
                                                                      ---------
Total Measuring devices                                                   3,014
                                                                      ---------

--------------------------------------------------------------------------------
Medical products and services--9.5%
--------------------------------------------------------------------------------
Advanced Paradigm*                                    29,250              1,848
Alternative Living Services*                          50,070              1,001
Conmed*                                               48,420              1,501
Covance*                                              70,400              1,764
Express Scripts*                                      13,130              1,128
Hooper Holmes                                         68,100              1,064
IDEXX Laboratories*                                   54,310              1,300
Minimed*                                               9,380                953
Patterson Dental*                                     53,900              2,331
Resmed*                                               12,810                362
TLC Laser Center*                                     40,000              1,287
Trigon Healthcare*                                    37,930              1,299
Visx*                                                 17,760              1,910
Xomed Surgical Products*                              24,500                962
                                                                      ---------
Total Medical products and services                                      18,710
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous business services--21.8%
--------------------------------------------------------------------------------
Acnielsen*                                            36,720                996
Affiliated Computer Services, Cl A*                   21,660                991
Autoweb.com*                                          33,590              1,197
Bisys Group*                                          40,260              2,265
C-Net*                                                15,790              1,455
Checkfree Holdings*                                   34,670              1,476
Critical Path*                                        15,970              1,230
CSG Systems International*                            45,960              1,813
Digital River*                                        20,660                826
Doubleclick*                                          13,100              2,385
E*Trade Group*                                        23,250              1,356
Electronics for Imaging*                              52,830              2,060
Exodus Communications*                                21,040              2,830
Infoseek*                                             18,970              1,404
iVillage*                                             21,670              2,178
Macromedia*                                           49,600              2,247
Metzler Group*                                         4,250                133
Micromuse*                                            33,080              1,522
Miningo.com*                                          16,400              1,468
Multex.com*                                           40,570              2,536


26 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                          Value
                                                      Shares              (000)
--------------------------------------------------------------------------------
Netgravity*                                           30,880            $ 1,278
Network Solutions, Cl A*                               8,930                944
Onemain.com*                                          22,600                819
Peregrine Systems*                                    55,820              1,877
Profit Recovery Group International*                  57,010              2,252
Psinet*                                               25,340              1,078
RealNetworks*                                         17,240              2,106
                                                                      ---------
Total Miscellaneous business services                                    42,722
                                                                      ---------

--------------------------------------------------------------------------------
Miscellaneous consumer products--0.7%
--------------------------------------------------------------------------------
Regis                                                 51,240              1,364
                                                                      ---------
Total Miscellaneous consumer products                                     1,364
                                                                      ---------

--------------------------------------------------------------------------------
Paper and paper products--1.2%
--------------------------------------------------------------------------------
Smurfit-Stone Container*                             126,840              2,450
                                                                      ---------
Total Paper and paper products                                            2,450
                                                                      ---------

--------------------------------------------------------------------------------
Petroleum and fuel products--2.3%
--------------------------------------------------------------------------------
Global Industries*                                   143,020              1,448
Ocean Energy*                                        163,022              1,111
Petroleum Geo Services*, ADR                          50,790                775
Veritas DGC*                                          82,580              1,172
                                                                      ---------
Total Petroleum and fuel products                                         4,506
                                                                      ---------

--------------------------------------------------------------------------------
Professional services--1.8%
--------------------------------------------------------------------------------
Consolidated Graphics*                                18,990              1,097
Education Management*                                 48,900              1,504
FYI*                                                  26,780                857
                                                                      ---------
Total Professional services                                               3,458
                                                                      ---------

--------------------------------------------------------------------------------
Retail--8.1%
--------------------------------------------------------------------------------
99 Cents Only Stores*                                 49,000              2,079
American Eagle Outfitters*                            18,380              1,318
AnnTaylor Stores*                                     39,820              1,760
Children's Place*                                     55,970              1,508
Claire's Stores                                       37,060              1,116
Cost Plus*                                            38,400              1,128
CSK Auto*                                             33,200                994
Foodmaker*                                            54,230              1,383
Linens N Things*                                      48,740              2,212
Papa John's International*                            32,040              1,414
Ruby Tuesday                                          50,930                885
                                                                      ---------
Total Retail                                                             15,797
                                                                      ---------




                                                       Value
                                                      Shares      (000)
--------------------------------------------------------------------------------
Semiconductors/instruments--8.6%
--------------------------------------------------------------------------------
Applied Micro Circuits*                               35,570            $ 1,521
Genesis Microchip*                                    37,290                886
Lam Research*                                         59,210              1,717
MIPS Technologies*                                    56,290              3,434
Novellus Systems*                                     18,140              1,000
PMC-Sierra*                                           23,060              1,642
QLogic*                                               25,560              1,716
RF Micro Devices*                                     20,900              2,000
TranSwitch*                                           36,810              1,666
Ultratech Stepper*                                    92,560              1,307
                                                                      ---------
Total Semiconductors/instruments                                         16,889
                                                                      ---------

--------------------------------------------------------------------------------
Specialty construction--1.2%
--------------------------------------------------------------------------------
Gaylord Container*                                   132,230                992
United Rentals*                                       49,660              1,415
                                                                      ---------
Total Specialty construction                                              2,407
                                                                      ---------

--------------------------------------------------------------------------------
Steel and steel works--1.0%
--------------------------------------------------------------------------------
AK Steel Holding                                      85,300              1,925
                                                                      ---------
Total Steel and steel works                                               1,925
                                                                      ---------

--------------------------------------------------------------------------------
Technology, services--1.0%
--------------------------------------------------------------------------------
Devry*                                                68,670              1,991
                                                                      ---------
Total Technology, services                                                1,991
                                                                      ---------

--------------------------------------------------------------------------------
Telephones and telecommunication--9.6%
--------------------------------------------------------------------------------
Commscope*                                            94,680              1,982
Concentric Network*                                   24,400              1,824
Dycom Industries*                                     34,210              1,488
Geotel Communications*                                46,430              2,130
Gilat Satellite Networks Limited*                     17,500              1,050
Intermedia
    Communications of Florida*                        40,450              1,077
L-3 Communications Corp*                              38,120              1,763
Nextlink Communications*                              24,520              1,373
RNC Corportion*                                       58,880              1,976
Viatel*                                               34,050                970
Western Wireless, Cl A*                               50,320              1,824
Winstar Communications*                               39,140              1,422
                                                                      ---------
Total Telephones and telecommunication                                   18,879
                                                                      ---------

--------------------------------------------------------------------------------
Wholesale--1.8%
--------------------------------------------------------------------------------
Amerisource Health*                                   37,300              1,275
Aviation Sales*                                       20,650                919
Priority Healthcare, Cl B*                            30,680              1,388
                                                                      ---------
Total Wholesale                                                           3,582
                                                                      ---------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of net assets
Turner Small Cap Growth Fund

                                                 Face amount             Value
                                                       (000)             (000)
--------------------------------------------------------------------------------
Total Common stocks (cost $152,266)                                    $193,244
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase agreement--0.5%
--------------------------------------------------------------------------------
Morgan Stanley 4.95%, dated 03/31/99,
  matures 4/01/99, repurchase price
  $887,846 (collateralized by U.S.
  Treasury Note, par value $885,052,
  5.625%, matures 10/31/99, market
  value $910,042)                                       $888                888

--------------------------------------------------------------------------------
Total Repurchase agreement
    (cost $888)                                                             888
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total investments--99.1%
    (cost $153,154)                                                     194,132
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other assets and liabilities, net: 0.9%                                   1,821
--------------------------------------------------------------------------------

Net assets:
Portfolio shares (unlimited authorization
    --no par value) based on
    6,896,724 outstanding shares
    of beneficial interest                                              151,348
Accumulated net investment loss                                            (861)
Accumulated net realized
    gain on investments                                                   4,488
Net unrealized appreciation
    on investments                                                       40,978

--------------------------------------------------------------------------------
Total net assets--100.0%                                               $195,953
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share                                           $28.41
--------------------------------------------------------------------------------

*Non-income producing security
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.




Statement of net assets
Turner Micro Cap Growth Fund
March 31, 1999
                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Common stocks--99.3%
--------------------------------------------------------------------------------
Banks--1.3%
--------------------------------------------------------------------------------
First Oak Brook                                        1,040          $      18
Flushing Financial                                     2,110                 30
Trico Bancshares                                       2,000                 32
                                                                      ---------
Total Banks                                                                  80
                                                                      ---------

--------------------------------------------------------------------------------
Beauty products--0.8%
--------------------------------------------------------------------------------
Styling Technology*                                    3,700                 47
                                                                      ---------
Total Beauty Products                                                        47
                                                                      ---------

--------------------------------------------------------------------------------
Building and construction--1.9%
--------------------------------------------------------------------------------
M.D.C. Holdings                                        1,900                 27
National R.V. Holdings*                                2,650                 59
UNIFAB International*                                  3,600                 29
                                                                      ---------
Total Building and construction                                             115
                                                                      ---------

--------------------------------------------------------------------------------
Building and construction supplies--2.9%
--------------------------------------------------------------------------------
Dayton Superior*                                       2,000                 35
Elcor                                                  1,170                 41
Mobile Mini*                                           4,400                 57
NVR*                                                     980                 41
                                                                      ---------
Total Building and construction supplies                                    174
                                                                      ---------

--------------------------------------------------------------------------------
Communications equipment--1.3%
--------------------------------------------------------------------------------
Teltrend*                                              1,400                 22
Tut Systems*                                           1,200                 60
                                                                      ---------
Total Communications equipment                                               82
                                                                      ---------

--------------------------------------------------------------------------------
Computers and services--8.2%
--------------------------------------------------------------------------------
Ardent Software*                                       2,100                 34
Avt Corp*                                              2,230                 53
Clarify*                                               1,300                 35
Cybex Computer Products*                               1,350                 24
Fourth Shift*                                          6,400                 34
Netplex Group*                                        20,200                 67
Pinnacle Systems*                                        900                 41
Smith-Gardner and Associates*                          3,200                 45
Symix Systems*                                         1,050                 16
TSI International Software*                              840                 41
Unify*                                                 4,100                 62
Verity*                                                1,300                 44
                                                                      ---------
Total Computers and services                                                496
                                                                      ---------

28 | TURNER FUNDS 1999 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Consumer products--1.5%
--------------------------------------------------------------------------------
K-Swiss, Cl A                                          2,000          $      51
Steven Madden Ltd*                                     4,700                 40
                                                                      ---------
Total Consumer products                                                      91
                                                                      ---------

--------------------------------------------------------------------------------
Drugs--2.1%
--------------------------------------------------------------------------------
Kendle International*                                  2,250                 45
Medco Research*                                        3,100                 81
                                                                      ---------
Total Drugs                                                                 126
                                                                      ---------
--------------------------------------------------------------------------------
Electronics--1.0%
--------------------------------------------------------------------------------
Anaren Microwave*                                      2,450                 59
                                                                      ---------
Total Electronics                                                            59
                                                                      ---------
--------------------------------------------------------------------------------
Entertainment--2.8%
--------------------------------------------------------------------------------
Argosy Gaming*                                        10,000                 53
THQ*                                                   3,000                 61
WMS Industries*                                        7,300                 56
                                                                      ---------
Total Entertainment                                                         170
                                                                      ---------

--------------------------------------------------------------------------------
Environmental services--1.9%
--------------------------------------------------------------------------------
Stericycle*                                            3,800                 51
U.S. Liquids*                                          3,000                 65
                                                                      ---------
Total Environmental services                                                116
                                                                      ---------
--------------------------------------------------------------------------------
Financial services--6.4%
--------------------------------------------------------------------------------
Ace Cash Express*                                      4,000                 51
Creditrust*                                            6,000                119
Financial Federal*                                     2,600                 49
First Cash*                                            2,900                 26
NCO Group*                                             1,280                 47
Rock Financial                                         5,400                 97
                                                                      ---------
Total Financial services                                                    389
                                                                      ---------
--------------------------------------------------------------------------------
Food, beverage, and tobacco--2.3%
--------------------------------------------------------------------------------
Agribrands International*                              1,100                 36
IL Fornaio American*                                   5,900                 58
WLR Foods*                                             6,000                 44
                                                                      ---------
Total Food, beverage, and tobacco                                           138
                                                                      ---------
--------------------------------------------------------------------------------
Gas/natural gas--1.1%
--------------------------------------------------------------------------------
Cascade Natural Gas                                    2,100                 31
Roanoke Gas                                            1,700                 33
                                                                      ---------
Total Gas/natural gas                                                        64
                                                                      ---------
--------------------------------------------------------------------------------
Household furniture and fixtures--0.9%
--------------------------------------------------------------------------------
Pulaski Furniture                                        850                 17
Stanley Furniture*                                     2,060                 40
                                                                      ---------
Total Household furniture and fixtures                                       57
                                                                      ---------

                                                                     (Unaudited)
--------------------------------------------------------------------------------
                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Insurance--1.1%
--------------------------------------------------------------------------------
Farm Family Holdings*                                    970          $      31
Penn Treaty American*                                  1,450                 36
                                                                      ---------
Total Insurance                                                              67
                                                                      ---------
--------------------------------------------------------------------------------
Leasing and renting--1.9%
--------------------------------------------------------------------------------
Dollar Thrifty Automotive*                             4,280                 74
Neff                                                   5,500                 44
                                                                      ---------
Total Leasing and renting                                                   118
                                                                      ---------
--------------------------------------------------------------------------------
Machinery--2.6%
--------------------------------------------------------------------------------
Moog, Cl A*                                            1,750                 53
Photon Dynamics*                                      13,100                103
                                                                      ---------
Total Machinery                                                             156
                                                                      ---------
--------------------------------------------------------------------------------
Medical products and services--11.8%
--------------------------------------------------------------------------------
Advanced Paradigm*                                     1,700                107
Biomatrix*                                             1,000                 78
Brookdale Living Communities*                          3,000                 52
CareMatrix*                                            3,050                 58
Empi*                                                  2,500                 54
Hooper Holmes                                          2,000                 31
Laser Vision Centers*                                  2,400                 92
Molecular Devices*                                     2,850                 77
Summit Technology*                                    10,000                110
Syncor International*                                  2,200                 61
                                                                      ---------
Total Medical products and services                                         720
                                                                      ---------
--------------------------------------------------------------------------------
Miscellaneous business services--4.9%
--------------------------------------------------------------------------------
Global Imaging Systems*                                2,300                 31
Flashnet Communications*                               1,100                 45
Pervasive Software*                                    5,000                 89
Softnet Systems*                                       2,700                 99
Quanta Services*                                       1,450                 37
                                                                      ---------
Total Miscellaneous business services                                       301
                                                                      ---------
--------------------------------------------------------------------------------
Miscellaneous manufacturing--5.5%
--------------------------------------------------------------------------------
Aeroflex*                                              5,650                 81
Cutter & Buck*                                         1,500                 48
Engineered Support System                              1,695                 29
Jakks Pacific*                                         3,050                 56
LSI Industries                                         1,230                 21
Monaco Coach*                                          2,110                 49
Quixote                                                2,900                 33
Uniroyal Technology*                                   2,500                 20
                                                                      ---------
Total Miscellaneous manufacturing                                           337
                                                                      ---------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of net assets
Turner Micro Cap Growth Fund


--------------------------------------------------------------------------------
                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Petroleum and fuel products--2.0%
--------------------------------------------------------------------------------
HS Resources*                                          7,000          $      61
UTI Energy*                                            5,900                 63
                                                                      ---------
Total Petroleum and fuel products                                           124
                                                                      ---------
--------------------------------------------------------------------------------
Professional services--0.8%
--------------------------------------------------------------------------------
BI*                                                    5,400                 51
                                                                      ---------
Total professional services                                                  51
                                                                      ---------
--------------------------------------------------------------------------------
Research and development--0.8%
--------------------------------------------------------------------------------
Aurora Biosciences*                                    7,200                 48
                                                                      ---------
Total research and development                                               48
                                                                      ---------
--------------------------------------------------------------------------------
Retail--13.7%
--------------------------------------------------------------------------------
Building Materials Holding*                            5,950                 60
Cheap Tickets*                                         2,300                 77
Chico's Fas*                                           2,500                 54
Children's Place*                                      2,200                 59
Delia's*                                               2,500                 79
E4L*                                                   7,200                 61
Garden Fresh Restaurant*                               4,050                 58
Noodle Kidoodle*                                       8,200                 54
NPC International*                                     3,700                 58
Roadhouse Grill *                                      5,600                 34
Rush Enterprises*                                      3,800                 43
Shop At Home*                                          6,300                 79
Sports Authority*                                      9,500                 69
Taco Cabana, Cl A*                                     5,500                 49
                                                                      ---------
Total Retail                                                                834
                                                                      ---------
--------------------------------------------------------------------------------
Semiconductors/instruments--3.1%
--------------------------------------------------------------------------------
ESS Technology*                                        5,300                 27
Genesis Microchip*                                     1,400                 33
Park Electrochemical                                   1,600                 38
TranSwitch*                                            1,100                 50
Zoran*                                                 2,500                 41
                                                                      ---------
Total Semiconductors/instruments                                            189
                                                                      ---------
--------------------------------------------------------------------------------
Specialty construction--1.5%
--------------------------------------------------------------------------------
Gaylord Container*                                    12,000                 90
                                                                      ---------
Total Specialty construction                                                 90
                                                                      ---------

30 | TURNER FUNDS 1999 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                         Value
                                                      Shares             (000)
--------------------------------------------------------------------------------
Telephones and telecommunication--3.8%
--------------------------------------------------------------------------------
Audiovox, Cl A*                                        8,600          $      57
Boston Communications Group*                           4,950                 48
Com21*                                                 1,100                 29
Metro One Telecommunications*                          4,500                 64
Microwave Power Devices*                               4,500                 36
                                                                      ---------
Total Telephones and telecommunication                                      234
                                                                      ---------
--------------------------------------------------------------------------------
Transportation services--1.6%
--------------------------------------------------------------------------------
Forward Air*                                           7,600                100
                                                                      ---------
Total Transportation services                                               100
                                                                      ---------
--------------------------------------------------------------------------------
Water utilities--1.6%
--------------------------------------------------------------------------------
Artesian Resources, Class A                            2,200                 55
E'town                                                 1,000                 40
                                                                      ---------
Total Water utilities                                                        95
                                                                      ---------
--------------------------------------------------------------------------------
Wholesale--6.2%
--------------------------------------------------------------------------------
Advanced Marketing Systems                             3,755                 49
Craftwood International                                5,050                 76
D&K Healthcare Resources*                              3,700                 92
Golden State Vintners*                                 4,650                 56
Miami Computer Supply*                                 3,200                 64
Sodak Gaming*                                          4,500                 40
                                                                      ---------
Total Wholesale                                                             377
                                                                      ---------
--------------------------------------------------------------------------------
Total Common stocks (cost $5,417)                                         6,045
--------------------------------------------------------------------------------

30 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                 Face amount              Value
                                                       (000)              (000)
--------------------------------------------------------------------------------
Repurchase agreement--2.1%
--------------------------------------------------------------------------------
Morgan Stanley, 4.50%, dated 03/31/99,
    matures 04/01/99, repurchase price
    $128,196 (collateralized by U.S.
    Treasury Notes, par value $127,790,
    5.625%, matures 10/31/99, market
    value $131,401)                                     $128               $128

--------------------------------------------------------------------------------
Total Repurchase agreement
    (cost $128)                                                             128
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total investments--101.4%
    (cost $5,545)                                                         6,173
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other assets and liabilities,
    net: (1.4%)                                                             (88)
--------------------------------------------------------------------------------
Net assets:
Portfolio shares (unlimited authorization
    --no par value) based on 422,102
    outstanding shares of beneficial interest                             4,711
Accumulated net investment loss                                             (15)
Accumulated net realized gain on investments                                761
Net unrealized appreciation on investments                                  628
--------------------------------------------------------------------------------
Total net assets--100.0%                                                 $6,085
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share                                           $14.42
--------------------------------------------------------------------------------

*Non-income producing security.
Cl - Class
The accompanying notes are an integral part of the financial statements.


Statement of net assets

Turner Short Duration Government Funds-
Three Year Portfolio
March 31, 1999

--------------------------------------------------------------------------------

                                                 Face amount              Value
                                                       (000)              (000)
--------------------------------------------------------------------------------
U.S. Treasury obligations--46.7%
--------------------------------------------------------------------------------
U.S. Treasury Notes
    5.500%, 05/31/2000                                 3,681          $   3,703
U.S. Treasury Notes
    5.750%, 10/31/2000                                   700                708
U.S. Treasury Notes
    5.000%, 02/28/2001                                 1,865              1,864
U.S. Treasury Notes
    6.250%, 06/30/2002                                 2,432              2,510
--------------------------------------------------------------------------------
Total U.S. Treasury obligations
    (Cost $8,802)                                                         8,785
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Collateralized mortgage obligations--12.6%
--------------------------------------------------------------------------------
Citicorp Mortgage Securities,
    Ser 1994-10, Cl A4
    6.250%, 06/25/2024                                   213                212
Countrywide Home Loans,
    Ser 1997-2, Cl A11
    7.500%, 04/25/2027                                 1,154              1,155
Prudential Securities Secured
    Financing, Ser 1999-NRF1,
    Cl A2, 6.480%, 01/15/2009                            425                428
Structured Asset Securities,
    Ser 1997-2, Cl 1A (A)
    7.149%, 10/30/2007                                   572                575
--------------------------------------------------------------------------------
Total Collateralized mortgage
    obligations, (Cost $2,372)                                            2,370
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Asset-backed securities--5.8%
--------------------------------------------------------------------------------
Advanta Credit Card Master Trust,
    Ser 1993-4, Cl A (A)
    5.250%, 12/31/2000                                    52                 52
Contimortgage Home Equity
    Loan Trust, Ser 1996-2, Cl A5
    7.050%, 04/15/2011                                   596                596
Goldman Sachs Mortgage Securities,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/2030                                   194                194
Olympic Automobile Receivables Trust,
    Ser 1996-A, Cl A5
    6.000%, 02/15/2002                                   250                251

--------------------------------------------------------------------------------
Total Asset-backed securities (Cost $1,097)                               1,093
--------------------------------------------------------------------------------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of net assets
Turner Short Duration Government Funds-
Three Year Portfolio



                                                 Face amount              Value
                                                       (000)              (000)
--------------------------------------------------------------------------------
U.S. government agency
    obligations--6.8%
--------------------------------------------------------------------------------
FNMA, 5.125%, 02/13/2004                                 182          $     179
FHLMC TBA (B), 6.000%, 03/30/2004                        750                745
FNMA Medium Term Notes
    6.710%, 03/13/2002                                   360                365
--------------------------------------------------------------------------------
Total U.S. government agency
    obligations (Cost $1,283)                                             1,289
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. government
    mortgage-backed bonds--26.2%
--------------------------------------------------------------------------------
FHLMC CMO/REMIC,
    Ser 161, Cl F,
    9.500%, 06/15/2006                                 1,043              1,104
FHLMC CMO/REMIC,
    Ser 1316, Cl Z
    8.000%, 06/15/2022                                   437                455
FHLMC CMO/REMIC,
    Ser 1485, Cl E
    6.000%, 12/15/2004                                    86                 86
FHLMC CMO/REMIC,
    Ser 1501, Cl F
    6.100%, 11/15/2016                                   436                437
FHLMC Discount Notes,
    Pool #G10288
    6.000%, 09/01/2009                                   436                436
FNMA ARM (A), Pool #105435
    6.535%, 12/01/2017                                  1065                  5
FNMA, Pool #252209
    6.000%, 01/01/2019                                 1,271              1,246
FNMA, Pool #6222
    9.000%, 04/01/2016                                   325                347
GNMA ARM (A), Pool #28108
    6.875%, 03/20/2016                                   241                246
GNMA ARM (A), Pool #8254
    6.625%, 08/20/2017                                    97                 99
GNMA ARM (A), Pool #8426
    6.125%, 11/20/2018                                   215                219
GNMA, Pool #434128
    6.500%, 12/15/2028                                   249                248
--------------------------------------------------------------------------------
Total U.S. government mortgage-
    backed bonds (Cost $4,920)                                            4,928
--------------------------------------------------------------------------------


                                                 Face amount              Value
                                                       (000)              (000)
--------------------------------------------------------------------------------
Repurchase agreement--4.6%
--------------------------------------------------------------------------------
Paine Webber, 4.95%, dated 3/31/99,
    matures 04/01/99, repurchase price
    $ 868,000 (collateralized by FGLMC,
    par value $930,000, 6.50%,
    matures 05/15/02, market value
    883,509), 4.950, 04/01/1999                    $     868          $     868
--------------------------------------------------------------------------------
Total Repurchase agreement
    (cost $868)                                                             868
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total investments--102.7%
    (cost $19,342)                                                       19,333
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other assets and liabilities,
    net: (2.7%)                                                            (512)
--------------------------------------------------------------------------------
Net assets:
Portfolio shares (unlimited
    authorization--no par value)
    based on 1,889,940 outstanding
    shares of beneficial interest                                        18,860
Undistributed net investment income                                          10
Accumulated net realized loss on investments                                (40)
Net unrealized depreciation on investments                                   (9)
--------------------------------------------------------------------------------
Total net assets--100.0%                                                $18,821
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share                                            $9.96
--------------------------------------------------------------------------------
(A) Floating Rate Security. The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 1999.
(B) When issued security
ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
TBA - To be announced
The accompanying notes are an integral part of the financial statements.

32| TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

Statement of net assets

Turner Short Duration Government Funds-
One Year Portfolio
March 31, 1999

                                                 Face amount              Value
                                                       (000)              (000)
--------------------------------------------------------------------------------
Asset-backed securities--12.3%
--------------------------------------------------------------------------------
Contimortgage Home Equity
    Loan Trust, Ser 1996-2, Cl A5
    7.050%, 04/15/2011                                    50          $      49
Fleet Credit Card Master Trust,
    Ser 1998-A, Cl A (A)
    4.979%, 07/15/2003                                    40                 40
Nationsbank Credit Card Master Trust,
    Ser 1996-1, Cl A (A)
    5.150%, 02/15/2006                                    55                 55
--------------------------------------------------------------------------------
Total Asset-backed securities
    (cost $145)                                                             144
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury obligations--26.0%
--------------------------------------------------------------------------------
U.S. Treasury Notes
    5.625%, 11/30/1999                                   180                181
U.S. Treasury Notes
    5.500%, 05/31/2000                                    20                 20
U.S. Treasury Notes
    5.750%, 10/31/2000                                    75                 76
U.S. Treasury Notes
    5.000%, 02/28/2001                                    26                 26
--------------------------------------------------------------------------------
Total U.S. Treasury obligations
    (cost $303)                                                             303
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. government agency obligations--31.5%
--------------------------------------------------------------------------------
FFCB Discount Note
    4.856%, 04/30/1999                                     9                  9
FHLMC Discount Note
    4.800%, 04/01/1999                                    55                 55
FHLMC Discount Note
    4.816%, 04/01/1999                                    80                 80
FHLMC Discount Note
    4.821%, 04/12/1999                                    46                 46
FHLMC Discount Note
    4.840%, 04/06/1999                                    50                 50
FHLMC Discount Note
    4.800%, 04/14/1999                                   110                110
FNMA Discount Note
    4.845%, 04/12/1999                                    17                 17
--------------------------------------------------------------------------------
Total U.S. government agency
    obligations (Cost $367)                                                 367
--------------------------------------------------------------------------------

                                                 Face amount              Value
                                                       (000)              (000)
--------------------------------------------------------------------------------
U.S. government mortgage-backed bonds--28.1%
--------------------------------------------------------------------------------
FHLMC CMO/REMIC, Ser 161, Cl F
    9.500%, 06/15/2006                                   113          $     120
FHLMC CMO/REMIC, Ser 1485, Cl E
    6.000%, 12/15/2004                                     3                  2
FHLMC CMO/REMIC, Ser 1501, Cl F
    6.100%, 11/15/2016                                    14                 14
GNMA ARM (A), Pool #8297
    6.125%, 12/20/2017                                    74                 76
GNMA ARM (A), Pool #8462
    6.875%, 02/20/2019                                    44                 45
GNMA ARM (A), Pool #8489
    6.875%, 04/20/2019                                    68                 70
--------------------------------------------------------------------------------
Total U.S. government
    mortgage-backed bonds (cost $325)                                       327
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total investments--97.9%
    (cost $ 1,140)                                                        1,141
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other assets and liabilities, net: 2.1%                               $      24
--------------------------------------------------------------------------------

Net assets:
Portfolio shares of institutional class
    shares (unlimited authorization--
    no par value) based on 100,797
    outstanding shares of beneficial interest                             1,010
Portfolio shares of adviser shares class
    (unlimited authorization--no par
    value) based on 14,858 outstanding
    shares of beneficial interest                                           150
Undistributed net investment income                                           1
Accumulated net realized gain on investments                                  3
Net unrealized appreciation on investments                                    1
--------------------------------------------------------------------------------
Total net assets--100.0%                                                 $1,165
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, offering and
    redemption price per share-
    institutional class shares                                           $10.07
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share-adviser class shares                                 $10.13
--------------------------------------------------------------------------------

(A) Floating Rate Security. The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 1999.
ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank FHLMC -
Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of operations (000)




                                                        Turner Large Cap        Turner Growth     Turner Midcap    Turner Small Cap
                                                       Growth Equity Fund       Equity Fund       Growth Fund        Growth Fund
                                                       -----------------------------------------------------------------------------
                                                          10/1/98 thru          10/1/98 thru      10/1/98 thru       10/1/98 thru
                                                             3/31/99               3/31/99           3/31/99            3/31/99
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend                                              $     17                $    282         $     61         $    137
    Interest                                                     2                      43               25               80
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                  19                     325               86              217
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                    24                     440              129              862
    Investment advisory fee waiver                             (24)                   --                 (2)             (45)
    Administrator fees                                          25                      63               30               85
    Administrator fee waiver                                  --                      --               --               --
    Custodian fees                                               4                    --                  5                5
    Transfer agent fees                                          8                    --                  8               47
    Professional fees                                            3                      40                8               64
    Trustee fees                                              --                         3                1                5
    Registration fees                                           14                       7               14               38
    Pricing fees                                              --                         1                1                1
    Printing fees                                                2                      20                5               30
    Shareholder service fees                                  --                      --               --               --
    Amortization of deferred organizational costs                2                       2                3                2
    Insurance and other fees                                     1                       6                1                9
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                           59                     582              203            1,103
    Less: reimbursements from adviser                          (28)                   --               --               --
       Directed brokerage                                     --                       (19)             (15)             (26)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                             31                     563              188            1,077
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                         (12)                   (238)            (102)            (860)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain from securities sold                   1,293                  22,416            5,460           12,835
    Net unrealized appreciation (depreciation)
       of investment securities                                889                  13,293            9,953           36,792
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
       on investments                                        2,182                  35,709           15,413           49,627
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                          $  2,170                $ 35,471         $ 15,311         $ 48,767
------------------------------------------------------------------------------------------------------------------------------------


34 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                                                                     Turner Short Duration
                                                                                                        Government Funds-
                                                                      Turner Micro Cap        Three Year                One Year
                                                                        Growth Fund           Portfolio                Portfolio
                                                            ------------------------------------------------------------------------
                                                                        10/1/98 thru         10/1/98 thru             10/1/98 thru
                                                                           3/31/99              3/31/99                  3/31/99
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend                                                            $      7               $   --                 $   --
    Interest                                                                   5                    425                     23
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                12                    425                     23
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                                  22                     18                      1
    Investment advisory fee waiver                                           (22)                   (18)                    (1)
    Administrator fees                                                        36                     14                   --
    Administrator fee waiver                                                --                     --                     --
    Custodian fees                                                             3                      4                      2
    Transfer agent fees                                                       10                     21                     19
    Professional fees                                                         14                     15                      6
    Trustee fees                                                               3                      9                      9
    Registration fees                                                         25                     25                     17
    Pricing fees                                                            --                        1                      1
    Printing fees                                                              9                      4                      2
    Shareholder service fees                                                --                     --                     --
    Amortization of deferred organizational costs                              1                   --                     --
    Insurance and other fees                                                --                        1                      1
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                        101                     94                     57
    Less: reimbursements from adviser                                        (74)                   (76)                   (57)
       Directed brokerage                                                   --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                           27                     18                   --
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                                       (15)                   407                     23
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain from securities sold                                   808                     40                   --
    Net unrealized appreciation (depreciation)
       of investment securities                                              685                   (245)                    (1)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
       on investments                                                      1,493                   (205)                    (1)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                                        $  1,478               $    202               $     22
------------------------------------------------------------------------------------------------------------------------------------


Amounts designated as "--" are either $0 or have been rounded to $0


                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of changes in net assets (000)




                                                    Turner Large Cap                 Turner Growth                Turner Midcap
                                                   Growth Equity Fund                 Equity Fund                  Growth Fund
                                              --------------------------------------------------------------------------------------
                                                                year                             year                         year
                                              10/1/98 thru      ended          10/1/98 thru      ended       10/1/98 thru     ended
                                                 3/31/99       9/30/98            3/31/99       9/30/98         3/31/99      9/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment (loss)                      $     (12)     $      (2)     $    (238)        $    (378)    $    (102)   $    (124)
    Net realized gain (loss) from
       securities sold                             1,293           (170)        22,416            17,188         5,460       (1,546)
    Net unrealized appreciation
       (depreciation) of investments                 889            169         13,293            (7,481)        9,953          524
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                          2,170             (3)        35,471             9,329        15,311       (1,146)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income                           --               (1)          --                --            --           --
    Realized capital gains                          --              (72)       (12,236)          (26,503)         --           (358)
    Return of capital                               --             --             --                --            --           --
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions                          --              (73)       (12,236)          (26,503)         --           (358)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions: (1)
    Proceeds from shares issued                    3,300          3,876         13,339            22,658        29,462       28,977
    Proceeds from shares issued in
       lieu of cash distributions                   --               73         11,874            25,911          --            320
    Cost of shares redeemed                         (961)          (246)        (8,304)          (33,128)       (9,046)      (8,356)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions             2,339          3,703         16,909            15,441        20,416       20,941
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                            4,509          3,627         40,144            (1,733)       35,727       19,437
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
       Beginning of year                           4,328            701         97,857            99,590        24,582        5,145
------------------------------------------------------------------------------------------------------------------------------------
       End of year (3)                         $   8,837      $   4,328      $ 138,001         $  97,857     $  60,309    $  24,582

------------------------------------------------------------------------------------------------------------------------------------
(1) Shares issued and redeemed:
    Issued                                           199            282            924             1,638         1,579        1,939
    Issued in lieu of cash distributions            --                6            890             2,320          --             24
    Redeemed                                         (61)           (18)          (577)           (2,339)         (505)        (553)

------------------------------------------------------------------------------------------------------------------------------------
    Net increase in
       capital shares                                138            270          1,237             1,619         1,074        1,410

------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0
(2) The Turner Micro Cap Growth Fund commenced operations on March 1, 1998.
(3) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(12) and $0 for the Large Cap Growth Equity Fund, $(238) and $0 for the Growth Equity Fund, $(105) and (3) for the Midcap Growth Fund, $(861) and $(1) for the Small Cap Growth Fund and $(15) and $0 for the Micro Cap Growth Fund, as of March 31, 1999, and September 30, 1998, respectively.

36 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------



                                                            Turner Small Cap                     Turner Micro Cap
                                                              Growth Fund                          Growth Fund
                                                 ------------------------------------------------------------------
                                                                      year                                 year
                                                     10/1/98 thru     ended            10/1/98 thru        ended
                                                        3/31/99      9/30/98              3/31/99        9/30/98 (2)
-------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment (loss)                           $    (860)       $  (1,609)        $     (15)        $     (11)
    Net realized gain (loss) from
       securities sold                                 12,835           (6,168)              808               (47)
    Net unrealized appreciation
       (depreciation) of investments                   36,792          (22,875)              685               (57)
-------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                              48,767          (30,652)            1,478              (115)
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income                                --               --                --                --
    Realized capital gains                               --             (1,521)             --                --
    Return of capital                                    --             (1,148)             --                --
-------------------------------------------------------------------------------------------------------------------
       Total distributions                               --             (2,669)             --                --
-------------------------------------------------------------------------------------------------------------------
Capital share transactions: (1)
    Proceeds from shares issued                        35,313           96,936             1,893             3,087
    Proceeds from shares issued in
       lieu of cash distributions                        --              2,289              --                --
    Cost of shares redeemed                           (35,661)         (71,832)             (129)             (129)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                   (348)          27,393             1,764             2,958
-------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                                48,419           (5,928)            3,242             2,843
-------------------------------------------------------------------------------------------------------------------
Net assets:
       Beginning of year                              147,534          153,462             2,843              --
-------------------------------------------------------------------------------------------------------------------
       End of year (3)                              $ 195,953        $ 147,534         $   6,085         $   2,843

-------------------------------------------------------------------------------------------------------------------
(1) Shares issued and redeemed:
    Issued                                              1,461            3,783               143               300
    Issued in lieu of cash distributions                 --                 99              --                --
    Redeemed                                           (1,429)          (2,840)               (9)              (12)

-------------------------------------------------------------------------------------------------------------------
    Net increase in
       capital shares                                      32            1,042               134               288

-------------------------------------------------------------------------------------------------------------------


                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 37

--------------------------------------------------------------------------------
Statement of changes in net assets (000)

                                                                                        Turner Short Duration Government Funds-
                                                                                                 Three Year Portfolio
                                                                               -----------------------------------------------------
                                                                                10/1/98 thru        3/1/98 thru        Year ended
                                                                                   3/31/99             9/30/98           2/28/98
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income                                                        $    407           $    469         $    967
    Net realized gain from securities sold                                             40                 74               54
    Net unrealized appreciation (depreciation) of investments                        (245)               119               98
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                           202                662            1,119
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Institutional class                                                           (407)              (461)            (966)
       Adviser class                                                                 --                 --               --
    Realized capital gains
       Institutional class                                                           (156)               (10)            --
       Adviser class                                                                 --                 --               --

------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                                                        (563)              (471)            (966)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions: (1)
Institutional class
    Proceeds from shares issued                                                     8,359                666            3,854
    Proceeds from shares issued in lieu of cash distributions                         561                476              967
    Cost of shares redeemed                                                        (1,753)            (4,862)          (7,239)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    institutional class transactions                                                7,167             (3,720)          (2,418)
------------------------------------------------------------------------------------------------------------------------------------
Adviser class
    Proceeds from shares issued                                                      --                 --               --
    Proceeds from shares issued in lieu of cash distributions                        --                 --               --
    Cost of shares redeemed                                                          --                 --               --

------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    adviser class transactions                                                       --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                                                   7,167             (3,720)          (2,418)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                      6,806             (3,529)          (2,265)
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                                              12,015             15,544           17,809
------------------------------------------------------------------------------------------------------------------------------------
    End of year (2)                                                              $ 18,821           $ 12,015         $ 15,544
------------------------------------------------------------------------------------------------------------------------------------
(1) Shares issued and redeemed:
Institutional class
    Issued                                                                            836                 66              383
    Issued in lieu of cash distributions                                               56                 47               96
    Redeemed                                                                         (174)              (481)            (722)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from institutional class transactions               718               (368)            (243)
------------------------------------------------------------------------------------------------------------------------------------
Adviser class
    Issued                                                                           --                 --               --
    Issued in lieu of cash distributions                                             --                 --               --
    Redeemed                                                                         --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from adviser class transactions                               --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in capital shares                                             718               (368)            (243)
------------------------------------------------------------------------------------------------------------------------------------


Amounts designated as "--" are either $0 or have been rounded to $0
(2) Includes undistributed net investment income (000) of $10, $10 and $2 for the Three Year Fund, $1, $2 and $0 for the One Year Fund, as of March 31, 1999, September 30, 1998 and February 28, 1998, respectively.


38 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                                                       Turner Short Duration Government Funds-
                                                                                                 One Year Portfolio
                                                                               -----------------------------------------------------
                                                                                    10/1/98 thru       3/1/98 thru       Year ended
                                                                                      3/31/99            9/30/98           2/28/98
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income                                                        $     23             $     37            $     66
    Net realized gain from securities sold                                           --                      1                   1
    Net unrealized appreciation (depreciation) of investments                          (1)                --                     1
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                            22                   38                  68
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Institutional class                                                            (23)                 (35)                (66)
       Adviser class                                                                   (1)                --                  --
    Realized capital gains
       Institutional class                                                           --                     (1)               --
       Adviser class                                                                 --                   --                  --

------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                                                         (24)                 (36)                (66)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions: (1)
Institutional class
    Proceeds from shares issued                                                       704                    5                 827
    Proceeds from shares issued in lieu of cash distributions                          23                   36                  66
    Cost of shares redeemed                                                          (701)                (247)               (564)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    institutional class transactions                                                   26                 (206)                329
------------------------------------------------------------------------------------------------------------------------------------
Adviser class
    Proceeds from shares issued                                                       196                 --                  --
    Proceeds from shares issued in lieu of cash distributions                           1                 --                  --
    Cost of shares redeemed                                                           (47)                --                  --

------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    adviser class transactions                                                        150                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                                                     176                 (206)                329
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                        174                 (204)                331
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                                                 991                1,195                 864
------------------------------------------------------------------------------------------------------------------------------------
    End of year (2)                                                              $  1,165             $    991            $  1,195
------------------------------------------------------------------------------------------------------------------------------------
(1) Shares issued and redeemed:
Institutional class
    Issued                                                                             70                 --                    82
    Issued in lieu of cash distributions                                                2                    4                   7
    Redeemed                                                                          (69)                 (25)                (56)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from institutional class transactions                 3                  (21)                 33
------------------------------------------------------------------------------------------------------------------------------------
Adviser class
    Issued                                                                             20                 --                  --
    Issued in lieu of cash distributions                                             --                   --                  --
    Redeemed                                                                           (5)                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from adviser class transactions                                 15                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in capital shares                                              18                  (21)                 33
------------------------------------------------------------------------------------------------------------------------------------

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial highlights
For a share outstanding throughout each period





                     Net                       Realized and
                    asset            Net        unrealized     Distributions  Distributions
                   value,        investment        gains         from net         from                         Net asset
                  beginning        income       (losses) on     investment       capital      Return           value end
                  of period        (loss)       investments       income          gains     of capital         of period
-------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Equity Fund (formerly Turner Ultra Large Cap Growth Fund)
-------------------------------------------------------------------------------------------------------------------------
1999**            $ 13.22           (0.03)          5.83           --             --             --           $ 19.02
1998              $ 12.28           (0.01)          1.98          (0.01)         (1.02)          --           $ 13.22
1997 (1)          $ 10.00            0.01           2.27           --             --             --           $ 12.28
-------------------------------------------------------------------------------------------------------------------------
Turner Growth Equity Fund
-------------------------------------------------------------------------------------------------------------------------
1999**            $ 12.87           (0.03)          4.37           --            (1.60)          --           $ 15.61
1998              $ 16.64           (0.05)          1.10           --            (4.82)          --           $ 12.87
1997              $ 17.03           (0.03)          4.23           --            (4.59)          --           $ 16.64
1996 (2)          $ 14.97            0.02           2.91          (0.02)         (0.85)          --           $ 17.03
1995              $ 12.46            0.10           2.52          (0.11)           --            --           $ 14.97
1994              $ 13.12            0.10          (0.66)         (0.10)           --            --           $ 12.46
1993              $ 10.40            0.09           2.72          (0.09)           --            --           $ 13.12
-------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
1999**            $ 13.87           (0.03)          7.35           --              --            --           $ 21.19
1998              $ 14.22           (0.07)          0.22           --            (0.50)          --           $ 13.87
1997 (3)          $ 10.00           (0.03)          4.36           --            (0.11)          --           $ 14.22
-------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
1999**            $ 21.49           (0.12)          7.04           --              --            --           $ 28.41
1998              $ 26.35           (0.23)         (4.19)          --            (0.25)        (0.19)         $ 21.49
1997              $ 23.13           (0.07)          3.80           --            (0.51)          --           $ 26.35
1996 (2)          $ 16.08           (0.08)          8.17           --            (1.04)          --           $ 23.13
1995              $ 10.90           (0.06)          5.24           --              --            --           $ 16.08
1994 (4)          $ 10.00           (0.02)          0.92           --              --            --           $ 10.90
-------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
1999** (5)        $  9.88           (0.04)          4.58          --               --            --           $ 14.42
1998 (6)          $ 10.00           (0.04)         (0.08)         --               --            --           $  9.88




*   Annualized
**  For the six-month period ended March 31.
+   Returns are for the period indicated and have not been annualized.
(1) The Turner Large Cap Growth Equity Fund commenced operations on February 1, 1997.
(2) On April 19, 1996, the Board of Trustees of the Adviser Inner Circle Funds voted to approve a tax-free reorganization of the Turner Funds. In connection with the reorganization, the Funds changed their fiscal year end from October 31 to September 30, effective September 30, 1996.
(3) The Turner Midcap Growth Fund commenced operations on October 1, 1996.
(4) The Turner Small Cap Growth Fund commenced operations on February 7, 1994.
(5) On November 4, 1998, the Board of Trustees of the Alpha Select Funds voted to approve a tax-free reorganization of the Turner Micro Cap Growth Fund (the "Turner Funds") under which all assets and liabilities of the Turner Funds were transferred to the TIP Funds.
(6) The Turner Micro Cap Growth Fund commenced operations on March 1, 1998. Amounts designated as "--" are either $0 or have been rounded to $0.

40 | TURNER FUNDS 1999 SEMIANNUAL REPORT


                                          Ratio of                                                          Ratio of net
                                         net expenses      Ratio of                        Ratio of          investment
                                          to average     net expenses                      expenses        income (loss)
                                          net assets      to average     Ratio of net     to average         to average
                              Net        (including       net assets      investment      net assets         net assets
                          assets end      directed        (including     income (loss)    (excluding         (excluding    Portfolio
                Total      of period     brokerage       waivers and      to average      waivers and       waivers and    turnover
               return+       (000)      arrangements)   reimbursements)    net assets    reimbursements)  reimbursements)     rate
------------------------------------------------------------------------------------------------------------------------------------

Turner Large Cap Growth Equity Fund (formerly Turner Ultra Large Cap Growth Fund)
------------------------------------------------------------------------------------------------------------------------------------
1999**          43.87%   $  8,837           1.00%*            1.00%*        (0.39)%*         2.65%*          (2.04)%*      169.52%
1998            17.26%   $  4,328           1.00%             1.00%         (0.10)%          7.70%           (7.80)%       234.93%
1997 (1)        22.80%   $     70          11.00%*            1.00%*        (0.20)%*        26.45%*         (25.25)%       346.47%
------------------------------------------------------------------------------------------------------------------------------------
Turner Growth Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
1999**          35.81%   $138,001           0.96%*            0.99%*        (0.44)%*         0.99%*          (0.44)%*      154.37%
1998            10.71%   $ 97,857           1.00%             1.04%         (0.42)%          1.12%           (0.50)%       249.58%
1997            32.61%   $ 99,590           0.96%             1.02%         (0.25)%          1.05%           (0.28)%       178.21%
1996 (2)        20.61%   $ 96,164           0.94%*            1.06%*         0.03%*          1.06%*           0.03%*       147.79%
1995            21.15%   $115,819           0.94%             1.03%          0.69%           1.03%            0.69%        177.86%
1994            (4.28)%  $112,959           0.95%             0.95%          0.86%           1.08%            0.73%        164.81%
1993            27.08%   $ 53,327           1.00%*            1.00%          0.80%           1.52%            0.28%         88.35%
------------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
1999**          52.78%   $ 60,309           1.10%*            1.18%*        (0.68)%*         1.19%*          (0.69)%*      159.79%
1998             1.24%   $ 24,582           1.23%             1.34%         (0.79)%          1.73%           (1.18)%       304.29%
1997 (3)        43.77%   $  5,145           1.25%*            1.25%*        (0.62)%*         7.96%*          (7.33)%*      348.29%
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
1999**          32.20%   $195,953           1.25%*            1.28%*        (1.03)%*         1.33%*          (1.08)%*      106.71%
1998            16.90)%  $147,534           1.25%             1.28%         (0.99)%          1.41%           (1.12)%       167.73%
1997            16.64%   $153,462           1.24%             1.24%         (0.84)%          1.33%           (0.93)%       130.68%
1996 (2)        52.90%   $ 67,425           1.25%*            1.25%*        (0.88)%*         1.54%*          (1.17)%*      149.00%
1995            47.52%   $ 13,072           1.25%             1.25%         (0.68)%          2.39%           (1.82)%       183.49%
1994 (4)        12.35%   $  4,806           1.09%*            1.09%*        (0.27)%*         4.32%*          (3.50)%*      173.92%
------------------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
1999**          45.95%      6,085           1.25%*            1.25%*        (0.71)%*         5.69%*          (5.15)%*      124.69%
1998 (6)       (1.20)%   $  2,843           1.25%*            1.25%*        (0.64)%*         8.18%*          (7.57)%*      128.53%

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial highlights
For a share outstanding throughout each period




                                       Realized and
            Net asset        Net        unrealized    Distributions  Distributions
             value,      investment        gains        from net         from         Net asset                   Net assets
            beginning      income       (losses) on    investment       capital       value end        Total        end of
            of period      (loss)       investments      income          gains        of period       return+    period (000)
----------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio
----------------------------------------------------------------------------------------------------------------------------------


1999** (1)  $ 10.25         0.28          (0.15)         (0.28)         (0.14)        $  9.96         1.33%        $ 18,821
1998 (2)    $ 10.10         0.35           0.15          (0.34)         (0.01)        $ 10.25         5.09%        $ 12,015
1998 (3)    $ 10.00         0.59           0.10          (0.59)          --           $ 10.10         7.07%        $ 15,544
1997        $ 10.04         0.58          (0.01)         (0.59)         (0.02)        $ 10.00         5.45%        $ 17,809
1996        $  9.80         0.60           0.23          (0.59)          --           $ 10.04         8.73%        $ 11,027
1995 (4)    $ 10.00         0.61          (0.22)         (0.59)          --           $  9.80         4.08%        $  7,065
----------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Institutional
----------------------------------------------------------------------------------------------------------------------------------
1999**      $ 10.09         0.28          (0.01)         (0.29)          --           $ 10.07         2.74%        $  1,015
1998 (2)    $ 10.08         0.35           --            (0.33)         (0.01)        $ 10.09         3.50%        $    991
1998 (3)    $ 10.06         0.60           0.02          (0.60)          --           $ 10.08         6.34%        $  1,195
1997        $ 10.03         0.60           0.03          (0.60)          --           $ 10.06         6.32%        $    864
1996        $  9.99         0.64           0.05          (0.65)          --           $ 10.03         7.09%        $    398
1995 (4)    $ 10.00         0.53          (0.02)         (0.52)          --           $  9.99         5.21%        $    145
----------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Adviser
----------------------------------------------------------------------------------------------------------------------------------
1999** (6)  $ 10.11         0.24           0.01          (0.23)          --           $ 10.13         2.55%        $    150
1998 (5)    $ 10.08         0.30           0.03          (0.30)          --           $ 10.11         3.26%             --



 * Annualized
 **For the six-month period ended March 31.
 + Returns are for the period indicated and have not been annualized.
(1)On November 4, 1998, the Board of Trustees of the Alpha Select Funds voted to approve a tax-free reorganization of the Turner Short Duration Government Fund-Three Year Portfolio (the "Fund") under which all the assets and liabilities of the Fund were transferred to the TIP Funds.
(2)On November 10, 1997 the Board of Trustees of TIP Institutional Funds (formerly, The Solon Funds) approved a change in the Turner Short Duration Government Funds One Year and Three Year Portfolios' year end from February 28 to September 30, effective March 1, 1998.
(3)On January 22, 1998, shareholders of each Fund approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.
(4)The Turner Short Duration Government Funds Three Year and One Year Portfolios- Institutional Shares class commenced operations on March 1, 1994.
(5)The Turner Short Duration Government Funds One Year Portfolios-Adviser
   Shares class commenced operations on February 27, 1998.
(6)Average based upon amounts outstanding at each month end.
(7)There was no debt outstanding at the end of any period presented.
Amounts designated as "--" are either $0 or have been rounded to $0.


42 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                           Ratio of net
                                             Ratio of       investment
                                             expenses      income (loss)
                            Ratio of net    to average      to average                    Average          Average
               Ratio of      investment     net assets      net assets                     debt              debt
             net expenses   income (loss)   (excluding      (excluding                   per share        outstanding
              to average     to average     waivers and     waivers and      Interest      during           during
              net assets     net assets   reimbursements) reimbursements)    expense    the period(6)     the period (6)(7)
---------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio
---------------------------------------------------------------------------------------------------------------------------


1999** (1)    0.24%*         5.56%*         1.53%*            4.27%*             --             --             --
1998 (2)      0.24%*         5.84%*         1.49%*            4.59%*             --             --             --
1998 (3)      0.24%          5.85%          1.21%             4.88%              --             --             --
1997          0.24%          5.80%          1.21%             4.83%            0.02%          $0.04       $ 56,238
1996          0.24%          6.18%          1.45%             4.97%            0.12%          $0.28       $256,115
1995 (4)      0.15%          6.21%          1.18%             5.18%            0.04%          $0.08       $ 75,604
---------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Institutional
---------------------------------------------------------------------------------------------------------------------------

1999**        0.00%*         5.64%*         1.04%*            4.60%*             --             --             --
1998 (2)      0.00%*         5.88%*        10.83%*           (4.95)%*            --             --             --
1998 (3)      0.00%          5.97%          8.83%            (2.86)%             --             --             --
1997          0.00%          5.91%         10.25%            (4.34)%             --             --             --
1996          0.00%          6.46%         16.47%           (10.01)%             --             --             --
1995 (4)      0.00%          5.74%         27.89%           (22.15)%             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Adviser
---------------------------------------------------------------------------------------------------------------------------

1999** (6)    0.25%*         5.56%*         1.29%*            4.52%*             --             --             --
1998 (5)      0.25%*         5.63%*        11.08%*           (5.20)%*            --             --             --



                Average
                 shares
               outstanding     Portfolio
                 during         turnover
               the period         rate
--------------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio
--------------------------------------------------------------------------------


1999** (1)         --           111.30%
1998 (2)           --           121.63%
1998 (3)           --           197.03%
1997         1,320,830          279.00%
1996           901,238          251.00%
1995 (4)       895,472          405.00%
--------------------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Institutional
--------------------------------------------------------------------------------

1999**             --          180.27%
1998 (2)           --           96.56%
1998 (3)           --           68.80%
1997               --           81.82%
1996               --              --
1995 (4)           --              --
--------------------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Adviser
--------------------------------------------------------------------------------

1999** (6)         --           180.27%
1998 (5)           --            96.56%

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Notes to financial statements
March 31, 1999

1.  Organization:

TIP Funds, a Massachusetts business trust, and Alpha Select Funds, a Delaware Business Trust, (each a "Trust" and collectively the "Trusts"), are registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment companies. The financial statements included herein are those of the Turner Large Cap Growth Equity Fund (formerly Turner Ultra Large Cap Growth) (the "Large Cap Growth Equity Fund"), the Turner Growth Equity Fund (the "Growth Equity Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), and the Turner Short Duration Government Funds-Three Year Portfolio (the "Three Year Portfolio"), which are funds offered by TIP Funds, and the Turner Short Duration Government Funds-One Year Portfolio (the "One Year Portfolio"), which is a fund offered by Alpha Select Funds (each a "fund" and collectively the "Funds"). The Turner Short Duration Government Funds-Three Year and One Year Portfolios are registered to offer two classes of shares, Institutional Class Shares and Adviser Class Shares.

As of March 31, 1999, the Three Year Portfolio Adviser Class Shares had not commenced operations. Additionally, the Turner Small Cap Growth Fund was closed to new investors as of August 30, 1997. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies, and strategies.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

     Security valuation--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Market value for debt obligations is determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less may be carried at amortized cost, which approximates market value. Fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     Federal income taxes--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     Security transactions and related income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     Net asset value per share--The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the fund's assets, less liabilities, by the number of shares outstanding.

     Repurchase agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

44 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

     Expenses--Expenses that are directly related to one of the funds are charged to that fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     Distributions to shareholders--Distributions from net investment income are declared and paid to Shareholders at least annually for the Large Cap Growth Equity Fund, the Midcap Growth Fund, the Small Cap Growth Fund, and the Micro Cap Growth Fund; quarterly for the Growth Equity Fund; and declared daily and paid monthly for the Three Year and One Year Portfolios. Any net realized capital gains on sales of securities for all Funds are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     Use of estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     Reclassifications--Certain prior year amounts have been reclassified to conform with the current year presentation.

3. Organization costs and transactions with affiliates:

Organization costs have been capitalized by each Fund and are being amortized over a period of sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by a Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares outstanding at the time of redemption.

Certain officers of each Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trusts for serving as officers and trustees of the Trusts.

4. Administration, shareholder servicing, and distribution agreements:

Each Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annul rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess on $2 billion. Each Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

The Growth Equity Fund, the Midcap Growth Fund, and the Small Cap Growth Fund had directed certain portfolio trades to brokers who paid a portion of its expenses. For the period ended March 31, 1999, the Funds expenses were reduced by $19,257, $14,615 and $25,607 respectively, under this arrangement.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under separate transfer agency agreements with each Trust.

Prior to January 1, 1998, administrative services were provided to the Trust by Solon Asset Management, L.P. for an annual fee of .07% of the average daily net assets of the Three Year and One Year Funds.

TIP Funds and Alpha Select Funds are parties to a Distribution Agreement with the Distributor dated April 28, 1996 and January 1, 1998 respectively. The Distributor receives no fees for its distribution services under this agreement.

The Turner Short Duration Governments Funds-One Year Portfolio has adopted a shareholder service plan for its Adviser Class Shares that allows the Fund to pay service fees for services provided to shareholders. For Adviser Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to .25%.

5. Investment advisory agreement:

TIP Funds and Alpha Select Funds are parties to Investment Advisory Agreements with Turner Investment Partners, Inc. (the "Adviser") dated April 28,

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 45

--------------------------------------------------------------------------------


1996 and January 1, 1998 respectively, under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Large Cap Growth Equity, Growth Equity, and Midcap Growth Equity Funds, 1.00% of the Small Cap Growth and Micro Cap Growth Funds, and .25% of the Three Year and One Year Funds. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit their total operating expenses (as a percentage of daily net assets on an annualized basis) to not more than 1.00% of the Large Cap Growth Equity and Growth Equity Funds, 1.25% of the Small Cap Growth, Midcap Growth Equity and Micro Cap Growth Funds, and .36% and .61% of the Three Year and One Year Funds, Institutional shares and Adviser shares, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

On January 1, 1998, Turner Investment Partners, Inc., acquired substantially all of the assets and liabilities of Solon Asset Management, L.P. (the Trust's prior investment adviser).

On January 22, 1998, shareholders of both the Three year and One Year Funds approved a change in the adviser from Solon Asset Management, L.P. to Turner Investment Partners, Inc.

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 1999, are as follows
(000):


                     Turner          Turner         Turner          Turner         Turner         Turner Short Duration
                    Large Cap        Growth         Midcap        Small Cap       Micro Cap          Government Funds
                     Growth          Equity         Growth          Growth         Growth       Three Year       One Year
                   Equity Fund        Fund           Fund            Fund           Fund         Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------

Purchases
    Government        --              --              --              --             --            16,708          353
    Other            12,865         185,290          71,154        184,455         7,180              684          --
Sales
    Government        --              --              --              --             --            10,501          277
    Other            10,683         181,305          56,007        184,697         5,350            2,047          136



46 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

At March 31, 1999, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1999, are as follows (000):


                     Turner          Turner         Turner          Turner         Turner         Turner Short Duration
                    Large Cap        Growth         Midcap        Small Cap       Micro Cap          Government Funds
                  Growth Equity      Equity         Growth          Growth         Growth       Three Year       One Year
                      Fund            Fund           Fund            Fund           Fund         Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
Aggregate gross
    unrealized
    appreciation     1,156           26,506          11,550         47,765          938              63             2
Aggregate gross
    unrealized
    depreciation      (84)           (1,048)          (739)         (6,787)         (310)           (72)           (1)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized
    appreciation
    (depreciation)   1,072           25,458          10,811         40,978          628              (9)            1
--------------------------------------------------------------------------------------------------------------------------

7. Line of credit:

Pursuant to a credit agreement dated May 21, 1997, First Union National Bank provides an uncommitted line of credit to the Turner Funds, Portfolios of the TIP Funds, for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Turner Funds. The aggregate principal amount of all borrowings may not exceed 10% of the Turner Funds, net assets and the maximum principal amount that the Bank will loan is $10,000,000. Borrowings under the line of credit are charged interest based on the federal funds rate determined at the date of borrowing and are secured by investment securities of the borrowing portfolio. Each Turner Fund is individually, and not jointly, liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ended March 31, 1999.

8.  Tax-free reorganizations

On November 4, 1998 the Board of Trustees of the Alpha Select Funds approved a tax-free reorganization for the Turner Micro Cap Growth Fund and the Turner Short Duration Government Fund-Three Year Portfolio (the "Portfolios") under which all the assets and liabilities of the Portfolios would be transferred to the TIP Funds, a Massachusetts business trust. A shareholder meeting was held on January 25, 1999 and adjourned until January 29, 1999, at which time this reorganization was approved by the Portfolios' shareholders.

Turner Micro Cap Growth Fund:
----------------------------------------------------------
(Voted January 29, 1999)
                              shares              shares
                                voted        outstanding
----------------------------------------------------------
For             185,646         99.86%             55.48%
Against               0          0.00               0.00
Abstain             266          0.14               0.08

Turner Short Duration Government Funds-
----------------------------------------------------------
Three Year Portfolio:
----------------------------------------------------------
(Voted January 29, 1999)
                              shares              shares
                                voted        outstanding
----------------------------------------------------------
For             949,833        100.00%             86.46%
Against               0          0.00               0.00
Abstain               0          0.00               0.00

9.  Subsequent event

On March 29, 1999 the Board of Trustees of the Alpha Select Funds approved a tax-free reorganization for the Turner Short Duration Government Funds-One Year Portfolio (the "Portfolio") under which all of the assets and liabilities of the Portfolio would be transferred to the TIP Funds, a Massachusetts business trust. A shareholder meeting to approve this reorganization was scheduled for May 24, 1999.

                                        TURNER FUNDS 1999 SEMIANNUAL REPORT | 47

-------------------------------------------------------------------------------
Turner Funds, Portfolios of the TIP Funds and Alpha Select Funds


TIP Funds trustees

(Responsible for managing the business and affairs of the TIP Funds, which include the following portfolios: the Turner Large Cap Growth Equity Fund, the Turner Growth Equity Fund, the Turner Midcap Growth Fund, the Turner Small Cap Growth Fund, the Turner Micro Cap Growth Fund, and the Turner Short Duration Government Funds-Three Year Portfolio)

Richard A. Hocker
Chief Investment Officer and Senior Vice President
Penn Capital Management Co., Inc.

Michael E. Jones
Senior Vice President, Investment Adviser, and Portfolio Manager
Clover Capital Management, Inc.

Alfred C. Salvato
Treasurer
Thomas Jefferson University Health Care Pension Fund

Janet F. Sansone
Corporate Vice President, Human Resources
Frontier Corporation

Robert E. Turner
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

Dr. John T. Wholihan
Professor and Dean, College of Business
Loyola Marymount University


Alpha Select Funds trustees

(Responsible for managing the business and affairs of the Alpha Select Funds, which include the following portfolios: the Turner Short Duration Government Funds-One Year Portfolio)

Ronald Filante
Associate Professor of Finance
Pace University

Katherine Griswold
Director of Benefits Trusts
Southern New England Telephone Company

Alfred C. Salvato
Treasurer
Thomas Jefferson University Health Care Pension Fund

Robert E. Turner
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

Investment adviser
Turner Investment Partners, Inc.
Berwyn, Pennsylvania

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania

Administrator
SEI Investments Mutual Fund Services
Oaks, Pennsylvania

Legal counsel
Morgan, Lewis & Bockius LLP
Philadelphia

Independent auditors
Ernst & Young LLP
Philadelphia

This report was prepared for shareholders of the Turner Funds, Portfolios of both TIP Funds and Alpha Select Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

48 | TURNER FUNDS 1999 SEMIANNUAL REPORT

                        [PAGE INTENTIONALLY LEFT BLANK]

[LOGO]

---------------------
Turner Funds
1235 Westlakes Drive
Berwyn, Pennsylvania 19312
Telephone: 1-800-224-6312
Fax: (610) 251-0731
Email: mutualfunds@turner-invest.com
Web Site: www.turner-invest.com